UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 0.3%
Limited Brands, Inc.	41		$3,627

Auto Parts & Equipment – 1.7%
Continental AG (A)	43		9,877
Delphi Automotive plc	135		10,158

			20,035

Cable & Satellite – 1.2%
Comcast Corp., Class A	226		13,810

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	126		16,852

Internet Retail – 0.9%
Amazon.com, Inc. (B)	17		10,046

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (B)	—	*	—

Leisure Products – 1.4%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	32		3,000
Media Group Holdings LLC, Series I (B)(C)(D)(E)	19		7,546
Media Group Holdings LLC, Series T (B)(C)(D)(E)	4		5,491

			16,037

Movies & Entertainment – 0.2%
Delta Topco Ltd. (B)(C)	56,728		2,421

Restaurants – 1.9%
Chipotle Mexican Grill, Inc., Class A (B)	40		18,651
McDonalds Corp.	29		3,685

			22,336

Total Consumer Discretionary – 9.1%			105,164
Consumer Staples

Brewers – 0.5%
InBev N.V. (A)	52		6,452

Hypermarkets & Super Centers – 0.6%
Costco Wholesale Corp.	45		7,060

Packaged Foods & Meats – 1.7%
Kraft Foods Group, Inc.	246		19,334

Soft Drinks – 2.8%
Coca-Cola Co. (The)	465		21,548
PepsiCo, Inc.	100		10,248

			31,796

Tobacco – 1.8%
ITC Ltd. (A)	545		2,699
Philip Morris International, Inc.	187		18,307

			21,006

Total Consumer Staples – 7.4%			85,648
Energy

Oil & Gas Equipment & Services – 2.3%
Halliburton Co.	420		15,003
Schlumberger Ltd.	159		11,704

			26,707

Oil & Gas Exploration & Production – 2.4%
Cabot Oil & Gas Corp.	52		1,181
EOG Resources, Inc.	152		11,003
Noble Energy, Inc.	348		10,943
Pioneer Natural Resources Co.	26		3,589

			26,716

Total Energy – 4.7%			53,423
Financials

Diversified Banks – 1.6%
Axis Bank Ltd. (A)	967		6,484
Banca Intesa S.p.A. (A)	3,172		8,785
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	397		1,837
State Bank of India (A)	365		1,070

			18,176

Life & Health Insurance – 1.2%
AIA Group Ltd. (A)	2,381		13,487

Other Diversified Financial Services – 2.7%
Citigroup, Inc.	398	16,629
JPMorgan Chase & Co.	258	15,267

		31,896

Total Financials – 5.5%		63,559
Health Care

Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc. (B)	47	6,585
Amgen, Inc.	95	14,311
Biogen, Inc. (B)	34	8,825

		29,721

Health Care Equipment – 0.6%
Medtronic plc	86	6,435

Managed Health Care – 0.8%
Anthem, Inc.	69	9,590

Pharmaceuticals – 4.3%
Allergan plc (B)	66	17,612
Bristol-Myers Squibb Co.	138	8,803
Pfizer, Inc.	458	13,560
Shire Pharmaceuticals Group plc ADR	44	7,633
Teva Pharmaceutical Industries Ltd. ADR	40	2,124

		49,732

Total Health Care – 8.3%		95,478
Industrials

Aerospace & Defense – 1.0%
Lockheed Martin Corp.	54	12,005

Construction & Engineering – 0.5%
Larsen & Toubro Ltd. (A)	318	5,834

Industrial Machinery – 0.9%
Ingersoll-Rand plc	159	9,853

Total Industrials – 2.4%		27,692
Information Technology

Application Software – 2.7%
Adobe Systems, Inc. (B)	169	15,835
Intuit, Inc. (F)	144	14,998

		30,833

Data Processing & Outsourced Services – 1.1%
Visa, Inc., Class A	168	12,879

Internet Software & Services – 2.2%
Alibaba Group Holding Ltd. ADR (B)	125	9,855
Alphabet, Inc., Class A (B)	20	15,410

		25,265

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (B)(F)	254	15,913

Semiconductors – 0.0%
Micron Technology, Inc. (B)	67	705

Systems Software – 1.9%
Microsoft Corp.	390	21,523

Total Information Technology – 9.3%		107,118
Materials

Paper Products – 0.6%
International Paper Co.	154	6,336

Total Materials – 0.6%		6,336

TOTAL COMMON STOCKS – 47.3%		$544,418
(Cost: $605,791)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series C,
0.000%, 12-31-20 (G)	$3,642	992

Movies & Entertainment – 5.0%
Delta Topco Ltd.,
10.000%, 11-24-60 (C)(H)	57,563	57,563

Total Consumer Discretionary – 5.1%		58,555

TOTAL CORPORATE DEBT SECURITIES – 5.1%		$58,555
(Cost: $60,598)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23 (I)	46	3
5.500%, 10–15–25 (I)	214	28
6.000%, 11–15–35 (I)	131	26
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	87	11
5.500%, 8–25–33 (I)	139	22
5.500%, 4–25–34 (I)	223	39
5.500%, 11–25–36 (I)	291	57
Government National Mortgage Association Agency REMIC/CMO,
5.500%, 7–20–35 (I)	117	26

		212

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$212
(Cost: $209)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.7%
U.S. Treasury Notes,
0.625%, 1–15–26	7,818	8,176

Treasury Obligations – 13.5%
U.S. Treasury Bonds:
2.250%, 11–15–25	20,529	21,373
2.875%, 8–15–45	17,879	18,812
3.000%, 11–15–45	11,079	11,965
2.500%, 2–15–46	11,754	11,462
U.S. Treasury Notes:
1.625%, 7–31–20	14,230	14,516
1.750%, 12–31–20	9,135	9,363
1.375%, 1–31–21	23,154	23,328
2.000%, 8–15–25	32,890	33,534
1.625%, 2–15–26	11,483	11,322

		155,675

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.2%		$163,851
(Cost: $161,397)

BULLION – 6.2%	Troy Ounces
Gold	58	71,700

(Cost: $71,143)

SHORT-TERM SECURITIES	Principal
Commercial Paper(J) – 22.4%
Air Products and Chemicals, Inc.,
0.380%, 4–18–16	$3,000	2,999
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.400%, 4–27–16	8,000	7,998
Apple, Inc.,
0.370%, 5–3–16	5,000	4,998
Baxter International, Inc.:
0.720%, 4–5–16	5,000	5,000
0.700%, 4–7–16	5,000	5,000
Becton Dickinson & Co.,
0.490%, 4–20–16	6,000	5,998
BMW U.S. Capital LLC (GTD by BMW AG):
0.370%, 4–13–16	8,000	7,999
0.390%, 4–25–16	2,000	1,999
BorgWarner, Inc.,
0.490%, 4–21–16	5,000	4,999
Clorox Co. (The):
0.741%, 4–4–16	4,750	4,750
0.480%, 4–18–16	6,000	5,999
0.500%, 5–3–16	7,000	6,997
Corporacion Andina de Fomento:
0.370%, 5–2–16	5,000	4,998
0.370%, 5–4–16	7,000	6,997
Ecolab, Inc.,
0.700%, 4–7–16	10,000	9,999

Essilor International S.A.:
0.370%, 4–14–16	9,500	9,499
0.380%, 4–18–16	10,000	9,998
Exxon Mobil Corp.,
0.410%, 4–5–16	7,000	7,000
General Mills, Inc.,
0.650%, 4–4–16	5,000	5,000
Harley–Davidson Financial Services (GTD by Harley–Davidson Credit Corp.):
0.460%, 4–11–16	5,000	4,999
0.500%, 4–28–16	5,000	4,998
HP, Inc.:
0.831%, 4–4–16	10,000	10,000
0.360%, 4–18–16	8,000	7,999
Kroger Co. (The),
0.670%, 4–6–16	5,000	5,000
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.400%, 4–14–16	5,000	4,999
NBCUniversal Enterprise, Inc.,
0.770%, 4–5–16	5,000	5,000
Northern Illinois Gas Co.,
0.470%, 4–13–16	5,000	4,999
Roche Holdings, Inc.,
0.420%, 4–6–16	10,000	9,999
Rockwell Automation, Inc.,
0.360%, 4–11–16	5,000	4,999
Scotiabanc, Inc. (GTD by Bank of Nova Scotia (The)),
0.430%, 4–1–16	10,000	10,000
St. Jude Medical, Inc.,
0.720%, 4–1–16	3,970	3,970
United Technologies Corp.,
0.730%, 4–4–16	8,000	8,000
Virginia Electric and Power Co.:
0.570%, 4–4–16	15,000	14,999
0.460%, 4–20–16	6,000	5,998
0.460%, 4–21–16	10,000	9,997
0.460%, 4–25–16	7,430	7,428
Wisconsin Gas LLC:
0.400%, 4–7–16	6,500	6,499
0.430%, 4–12–16	10,000	9,999

		258,109

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (K)	3,189	3,189

Municipal Obligations – 3.8%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.380%, 4–1–16 (K)	11,000	11,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.370%, 4–1–16 (K)	25,100	25,100
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.420%, 4–7–16	8,140	8,139

		44,239

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.400%, 4–29–16 (K)	2,000	2,000

TOTAL SHORT–TERM SECURITIES – 26.7%		$307,537
(Cost: $307,527)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,146,273
(Cost: $1,206,665)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		5,249

NET ASSETS – 100.0%		$1,151,522

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At March 31, 2016, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	56,728	$26,773	$2,421
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	22,374	3,000
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	19	10,478	7,546
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,613	5,491
		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$57,563	58,053	57,563
			$126,291	$76,021

The total value of these securities represented 6.6% of net assets at March 31, 2016.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	All or a portion of securities with an aggregate value of $24,932 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(G)	Zero coupon bond.

(H)	Payment-in-kind bonds.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at March 31, 2016.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	10,963	U.S. Dollar	12,401	4-26-16	Deutsche Bank AG	$—	$82

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$86,706	$—	$18,458
Consumer Staples	85,648	—	—
Energy	53,423	—	—
Financials	63,559	—	—
Health Care	95,478	—	—
Industrials	27,692	—	—
Information Technology	107,118	—	—
Materials	6,336	—	—
Total Common Stocks	$525,960	$—	$18,458
Corporate Debt Securities	—	992	57,563
United States Government Agency Obligations	—	212	—
United States Government Obligations	—	163,851	—
Bullion	71,700	—	—
Short-Term Securities	—	307,537	—
Total	$597,660	$472,592	$76,021
Liabilities
Forward Foreign Currency Contracts	$—	$82	$—

During the period ended March 31, 2016, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 1-1-16	$43,715	$52,330
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(22,733)	—	*
Purchases	—	5,233
Sales	(2,524)	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 3-31-16	$18,458	$57,563
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-16	$(22,733)	$—	*

Information about Level 3 fair value measurements:

	Fair Value at 3-31-2016	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$18,458	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	9.22 to 40%
			Illiquidity discount	10%
Corporate Debt Securities	52,330	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	9.22%
			Illiquidity discount	10%

Significant increase in long-term growth rate or multiple of book value inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

During the period ended September 30, 2015, securities totaling $7,147 changed valuation techniques from transaction to discounted cash flows model. The change in valuation techniques is primarily due to the transaction method no longer reflecting current market conditions.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2016 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,291,101	$44,361	3.44%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,291,101	27,305	2.12
VIP ASF, LLC	12-10-12	12-18-12	1,291,101	16,500	1.28

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,206,665
Gross unrealized appreciation	37,076
Gross unrealized depreciation	(97,468)
Net unrealized depreciation	$(60,392)

SCHEDULE OF INVESTMENTS Balanced (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 1.5%
Comcast Corp., Class A	89	$5,453

Casinos & Gaming – 0.8%
Las Vegas Sands, Inc.	60	3,080

Home Improvement Retail – 1.0%
Home Depot, Inc. (The)	29	3,863

Homefurnishing Retail – 1.2%
Williams-Sonoma, Inc.	80	4,374

Hotels, Resorts & Cruise Lines – 2.3%
Carnival Corp.	157	8,290

Movies & Entertainment – 1.0%
Twenty-First Century Fox, Inc.	132	3,725

Restaurants – 0.5%
McDonalds Corp.	15	1,854

Total Consumer Discretionary – 8.3%		30,639
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	31	3,877

Distillers & Vintners – 1.0%
Constellation Brands, Inc.	25	3,702

Packaged Foods & Meats – 3.4%
J.M. Smucker Co. (The)	29	3,804
Kraft Foods Group, Inc.	49	3,881
Mead Johnson Nutrition Co.	59	5,000

		12,685

Total Consumer Staples – 5.5%		20,264
Energy

Oil & Gas Equipment & Services – 1.0%
Schlumberger Ltd.	50	3,713

Oil & Gas Exploration & Production – 1.8%
Newfield Exploration Co. (A)	97	3,232
Noble Energy, Inc.	113	3,545

		6,777

Total Energy – 2.8%		10,490
Financials

Asset Management & Custody Banks – 0.6%
Northern Trust Corp.	34	2,198

Investment Banking & Brokerage – 0.9%
Morgan Stanley	138	3,458

Other Diversified Financial Services – 2.1%
JPMorgan Chase & Co. (B)	129	7,651

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	78	6,601

Specialized Finance – 1.2%
Intercontinental Exchange, Inc.	18	4,256

Specialized REITs – 1.2%
Crown Castle International Corp.	53	4,589

Total Financials – 7.8%		28,753
Health Care

Biotechnology – 0.5%
Biogen, Inc. (A)	8	1,952

Health Care Equipment – 1.2%
Medtronic plc	57	4,297

Health Care Services – 0.8%
Laboratory Corp. of America Holdings (A)	24	2,794

Managed Health Care – 1.7%
Anthem, Inc.	33	4,608
UnitedHealth Group, Inc.	14	1,824

		6,432

Pharmaceuticals – 5.8%
Allergan plc (A)	18	4,878
Johnson & Johnson	50	5,394

Shire Pharmaceuticals Group plc ADR	33	5,612
Teva Pharmaceutical Industries Ltd. ADR	105	5,643

		21,527

Total Health Care – 10.0%		37,002
Industrials

Aerospace & Defense – 0.4%
Boeing Co. (The)	11	1,412

Industrial Conglomerates – 1.0%
General Electric Co.	123	3,897

Railroads – 1.5%
Union Pacific Corp.	68	5,382

Total Industrials – 2.9%		10,691
Information Technology

Application Software – 1.1%
Autodesk, Inc. (A)	72	4,195

Communications Equipment – 1.0%
Harris Corp.	46	3,597

Data Processing & Outsourced Services – 0.9%
FleetCor Technologies, Inc. (A)	21	3,179

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A (A)	89	5,574

Semiconductor Equipment – 1.1%
Applied Materials, Inc.	185	3,922

Semiconductors – 4.1%
Broadcom Corp., Class A	54	8,291
Microchip Technology, Inc.	81	3,909
Texas Instruments, Inc.	51	2,920

		15,120

Systems Software – 0.5%
Symantec Corp.	100	1,835

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	19	2,022

Total Information Technology – 10.7%		39,444
Materials

Diversified Chemicals – 1.5%
PPG Industries, Inc.	48	5,363

Paper Products – 0.4%
International Paper Co.	36	1,488

Total Materials – 1.9%		6,851

TOTAL COMMON STOCKS – 49.9%		$184,134
(Cost: $163,421)

PREFERRED STOCKS
Energy

Oil & Gas Exploration & Production – 0.5%
Hess Corp., Convertible, 8.000% (A)	27	1,807

Total Energy – 0.5%		1,807
Financials

Diversified Banks – 0.1%
First Republic Bank, Series G, 5.500% (A)	15	375

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 6.300% (A)	48	1,249

Total Financials – 0.4%		1,624
Health Care

Pharmaceuticals – 2.1%
Allergan plc, Convertible Series A, 5.500%	4	3,677
Teva Pharmaceutical Industries Ltd., Convertible, 7.000% (A)	4	3,888

		7,565

Total Health Care – 2.1%		7,565
Industrials

Environmental & Facilities Services – 0.8%
Stericycle, Inc., 5.250%	33	3,067

Total Industrials – 0.8%		3,067

Materials

Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible	3	2,046

Total Materials – 0.6%		2,046
Telecommunication Services

Integrated Telecommunication Services – 1.0%
Frontier Communications Corp., Convertible Series A, 11.125%	35	3,687

Total Telecommunication Services – 1.0%		3,687

TOTAL PREFERRED STOCKS – 5.4%		$19,796
(Cost: $20,615)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
S&P 500 Index:
Put $1,875.00, Expires 4–1–16	280	2
Put $1,925.00, Expires 4–22–16	198	45
Put $1,940.00, Expires 5–20–16	197	247
Put $2,000.00, Expires 5–20–16	179	400
Put $2,000.00, Expires 6–3–16	274	789

TOTAL PURCHASED OPTIONS – 0.4%		$1,483
(Cost: $3,517)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Auto Parts & Equipment – 0.1%
Delphi Corp.,
5.000%, 2–15–23	$200	210

Automobile Manufacturers – 0.6%
General Motors Co.,
6.600%, 4–1–36	790	870
Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (C)	1,250	1,236

		2,106

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5–15–22	200	197

Cable & Satellite – 0.6%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3–1–26	642	669
Pearson Funding Five plc,
3.250%, 5–8–23 (C)	300	286
Viacom, Inc.:
2.500%, 9–1–18	100	101
2.200%, 4–1–19	600	602
2.750%, 12–15–19	500	509

		2,167

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	100	103
1.875%, 4–15–18	250	252

		355

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	500	489

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corp.,
3.375%, 7–15–23	200	196

Household Appliances – 0.1%
Stanley Black & Decker, Inc.,
2.451%, 11–17–18	500	508

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	810	847

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12–5–19	450	468

Specialty Stores – 0.2%
GNC Holdings, Inc., Convertible,
1.500%, 8–15–20 (C)	750	613
L Brands, Inc.,
6.875%, 11–1–35	250	271

		884

Total Consumer Discretionary – 2.3%		8,427
Consumer Staples

Brewers – 0.3%
Anheuser-Busch InBev S.A./N.V.,
2.650%, 2–1–21	800	823
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (C)	500	511

		1,334

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6–15–18	250	250

Drug Retail – 0.3%
CVS Health Corp.,
2.800%, 7–20–20	635	659
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	300	307

		966

Food Distributors – 0.1%
Campbell Soup Co.,
2.500%, 8–2–22	300	294
ConAgra Foods, Inc.,
1.900%, 1–25–18	200	201

		495

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	253

Packaged Foods & Meats – 0.0%
Mead Johnson Nutrition Co.,
3.000%, 11–15–20	200	206

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	300	304

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (C)	600	617

Total Consumer Staples – 1.2%		4,425
Energy

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	1,500	1,410
Newpark Resources, Inc., Convertible,
4.000%, 10–1–17	200	173
Schlumberger Holding Corp.,
2.350%, 12–21–18 (C)	500	504

		2,087

Oil & Gas Exploration & Production – 1.1%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	400	405
2.315%, 2–13–20	500	504
Devon Energy Corp.,
2.250%, 12–15–18	500	467
Occidental Petoleum Corp.,
2.600%, 4–15–22	400	403
ONEOK Partners L.P.,
3.200%, 9–15–18	500	484
Whiting Petroleum Corp., Convertible,
1.250%, 4–1–20 (C)	3,000	1,746

		4,009

Oil & Gas Storage & Transportation – 0.8%
Buckeye Partners L.P.,
2.650%, 11–15–18	400	397
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	1,708	1,013
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	500	494
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	500	463
Williams Partners L.P.,
3.600%, 3–15–22	1,000	821

		3,188

Total Energy – 2.5%		9,284
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.:
4.875%, 11–30–18	1,200	1,233
3.875%, 1–15–20	1,950	1,999

		3,232

Consumer Finance – 1.1%
American Express Co.,
4.900%, 12–29–49	800	718
Capital One Bank USA N.A.:
2.150%, 11–21–18	500	500
2.250%, 2–13–19	500	499
Capital One N.A.,
2.400%, 9–5–19	650	648

Hyundai Capital America,
2.875%, 8–9–18 (C)	250	254
SLM Corp.,
4.875%, 6–17–19	500	483
Total System Services, Inc.,
2.375%, 6–1–18	1,100	1,099

		4,201

Diversified Banks – 6.3%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (C)	800	811
Bank of America Corp.:
2.000%, 1–11–18	400	402
8.000%, 12–29–49	1,452	1,421
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	500	507
Bank of Nova Scotia (The):
1.450%, 4–25–18	500	500
2.050%, 10–30–18	200	202
BNP Paribas S.A.,
2.450%, 3–17–19	900	916
Commonwealth Bank of Australia,
2.250%, 3–13–19	700	709
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (C)	1,000	1,009
HSBC Holdings plc,
3.400%, 3–8–21	625	638
ING Bank N.V.:
2.500%, 10–1–19 (C)	1,100	1,117
2.450%, 3–16–20 (C)	800	806
2.750%, 3–22–21 (C)	1,400	1,422
KeyBank N.A.,
2.500%, 12–15–19	500	506
Lloyds Bank plc,
2.350%, 9–5–19	600	606
Mizuho Bank Ltd.,
2.650%, 9–25–19 (C)	1,300	1,321
National Australia Bank Ltd.,
2.400%, 12–9–19 (C)	1,250	1,269
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–31–49 (C)	1,500	1,491
Royal Bank of Canada,
2.350%, 10–30–20	500	506
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	800	778
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (C)	500	505
Societe Generale S.A.:
4.250%, 4–14–25 (C)	500	481
5.922%, 4–29–49 (C)	1,000	990
Standard Chartered plc,
2.250%, 4–17–20 (C)	1,400	1,368
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	600	607
UBS Preferred Funding Trust V,
6.243%, 5–29–49	1,250	1,250
Westpac Banking Corp.,
2.250%, 7–30–18	1,000	1,016

		23,154

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	500	525
Charles Schwab Corp. (The),
2.200%, 7–25–18	300	304
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	500	494
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	450	461
2.625%, 1–31–19	500	510
2.600%, 4–23–20	400	403
Morgan Stanley:
2.125%, 4–25–18	500	504
2.650%, 1–27–20	850	863

		4,064

Life & Health Insurance – 0.3%
AIA Group Ltd.,
2.250%, 3–11–19 (C)	800	803
New York Life Global Funding,
1.550%, 11–2–18 (C)	350	351

		1,154

Multi-line Insurance – 0.1%
Loews Corp.,
3.750%, 4–1–26	250	256

Multi-Line Insurance – 0.2%
American International Group, Inc.,
2.300%, 7–16–19	300	303

Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	500	505

		808

Other Diversified Financial Services – 2.2%
Citigroup, Inc.:
3.875%, 2–19–19	500	499
5.800%, 11–29–49	1,400	1,339
5.950%, 12–29–49	150	144
5.950%, 12–31–49	1,250	1,203
Daimler Finance North America LLC,
2.375%, 8–1–18 (C)	150	152
Fidelity National Financial, Inc.,
6.600%, 5–15–17	300	314

Fidelity National Information Services, Inc.:
2.000%, 4–15–18	250	249
2.850%, 10–15–18	300	305
Fifth Street Finance Corp.,
4.875%, 3–1–19	1,300	1,274
JPMorgan Chase & Co.,
7.900%, 4–29–49	500	500
Moody’s Corp.,
2.750%, 7–15–19	250	256
MUFG Americas Holdings Corp.,
2.250%, 2–10–20	750	746
PennantPark Investment Corp.,
4.500%, 10–1–19	1,000	990
Total Capital,
2.125%, 8–10–18	300	305

		8,276

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.200%, 3–15–21	250	255

Regional Banks – 0.4%
PNC Bank N.A.,
2.200%, 1–28–19	750	761
SunTrust Banks, Inc.:
2.350%, 11–1–18	500	504
5.625%, 12–29–49	400	396

		1,661

Specialized Finance – 0.1%
Intercontinental Exchange, Inc.:
2.500%, 10–15–18	100	102
2.750%, 12–1–20	370	378

		480

Specialized REITs – 0.1%
Crown Castle International Corp.,
5.250%, 1–15–23	200	215

Total Financials – 12.9%		47,756
Health Care

Biotechnology – 0.6%
Amgen, Inc.:
2.200%, 5–22–19	1,000	1,023
2.125%, 5–1–20	1,000	1,013

		2,036

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	350	355

Health Care Facilities – 0.5%
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (C)	2,000	2,000

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3–30–20	500	502

Health Care Supplies – 0.3%
C.R. Bard, Inc.,
1.375%, 1–15–18	500	501
Cardinal Health, Inc.,
2.400%, 11–15–19	700	711

		1,212

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	400	407
UnitedHealth Group, Inc.,
2.700%, 7–15–20	300	312
WellPoint, Inc.,
1.875%, 1–15–18	1,000	1,003

		1,722

Pharmaceuticals – 0.7%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (C)	1,258	1,405
Perrigo Co. Ltd.,
2.300%, 11–8–18	945	944

		2,349

Total Health Care – 2.8%		10,176
Industrials

Aerospace & Defense – 1.4%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20 (C)	400	407
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (C)	1,545	1,618
Northrop Grumman Corp.,
1.750%, 6–1–18	250	251
TransDigm Group, Inc.,
7.500%, 7–15–21	1,374	1,439
TransDigm, Inc.,
6.000%, 7–15–22	1,400	1,395

		5,110

Airlines – 0.1%
Southwest Airlines Co.,
2.650%, 11–5–20	375	382

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20 (C)	291	286

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	100	101
2.350%, 2-26–19	400	400

		501

Total Industrials – 1.7%		6,279
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	300	305

Semiconductors – 1.2%
Micron Technology, Inc.,
5.500%, 2–1–25	1,426	1,156
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	4,750	3,236

		4,392

Systems Software – 0.3%
CA, Inc.,
2.875%, 8–15–18	150	153
Oracle Corp.,
2.250%, 10–8–19	1,000	1,032

		1,185

Total Information Technology – 1.6%		5,882
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (C)	2,060	1,720

Diversified Chemicals – 0.1%
Solvay Finance (America) LLC (GTD by Solvay S.A.),
3.400%, 12–3–20 (C)	250	254

Diversified Metals & Mining – 0.5%
Anglo American plc,
4.125%, 4–15–21 (C)	500	415
Glencore Funding LLC:
3.125%, 4–29–19 (C)	500	454
2.875%, 4–16–20 (C)	1,000	890
Teck Resources,
3.000%, 3–1–19	300	240

		1,999

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	300	305

Industrial Gases – 0.0%
Praxair, Inc.,
3.000%, 9–1–21	100	105

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	300	301

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	150	151
RPM International, Inc.,
3.450%, 11–15–22	250	244

		395

Total Materials – 1.4%		5,079
Telecommunication Services

Integrated Telecommunication Services – 0.6%
AT&T, Inc.,
2.300%, 3–11–19	2,050	2,093
Verizon Communications, Inc.,
2.625%, 2–21–20	107	110

		2,203

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	195	211
Virgin Media Finance plc,
4.875%, 2–15–22	200	178

		389

Total Telecommunication Services – 0.7%		2,592
Utilities

Electric Utilities – 0.3%
Electricite de France S.A.,
2.150%, 1–22–19 (C)	500	506
Entergy Texas, Inc.,
2.550%, 6–1–21	325	327
Georgia Power Co.,
2.400%, 4–1–21	250	253
PPL Energy Supply LLC,
4.600%, 12–15–21	100	80

		1,166

Gas Utilities – 0.1%
Sempra Energy,
2.400%, 3–15–20	500	502

Multi-Utilities – 0.1%
Dominion Resources, Inc.,
2.500%, 12–1–19	500	506

Renewable Electricity – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	1,500	1,257

Total Utilities – 0.9%		3,431

TOTAL CORPORATE DEBT SECURITIES – 28.0%		$103,331
(Cost: $106,407)

LOANS (D)
Financials

Other Diversified Financial Services – 0.3%
WP Mustang Holdings LLC,
8.500%, 5–29–22	1,246	1,225

Total Financials – 0.3%		1,225
Industrials

Industrial Machinery – 0.2%
Dynacast International LLC,
9.500%, 1–30–23	800	736

Total Industrials – 0.2%		736

TOTAL LOANS – 0.5%		$1,961
(Cost: $2,031)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.5%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	25	25
5.000%, 1–1–18	12	13
5.000%, 5–1–18	10	10
4.500%, 7–1–18	202	209
6.500%, 10-1-28	103	117
6.500%, 2–1–29	53	61
7.500%, 4–1–31	63	72
7.000%, 7–1–31	68	82
7.000%, 9–1–31	126	150
6.500%, 2–1–32	282	338
7.000%, 2–1–32	172	206
7.000%, 3–1–32	64	77
7.000%, 7–1–32	97	111
5.500%, 5–1–33	72	82
5.500%, 6–1–33	69	78
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12–15–26	43	51

		1,682

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.5%		$1,682
(Cost: $1,481)

SHORT-TERM SECURITIES
Commercial Paper(E) – 14.7%
Air Products and Chemicals, Inc.,
0.380%, 4–18–16	3,000	2,999
Becton Dickinson & Co.:
0.760%, 4–4–16	7,000	7,000
0.761%, 4–5–16	5,000	5,000
Corporacion Andina de Fomento,
0.370%, 5–2–16	5,000	4,998
Essilor International S.A.,
0.400%, 5–2–16	5,000	4,998
Mondelez International, Inc.,
0.570%, 4–1–16	3,214	3,214

Novartis Finance Corp. (GTD by Novartis AG):
0.410%, 4–4–16	10,000	9,999
0.350%, 4–18–16	5,000	4,999
Roche Holdings, Inc.,
0.420%, 4–6–16	5,000	5,000
Virginia Electric and Power Co.,
0.670%, 4–6–16	3,000	3,000
Wisconsin Gas LLC,
0.400%, 4–7–16	3,000	3,000

		54,207

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (F)	1,783	1,783

TOTAL SHORT-TERM SECURITIES – 15.2%		$55,990
(Cost: $55,990)

TOTAL INVESTMENT SECURITIES – 99.9%		$368,377
(Cost: $353,462)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		253

NET ASSETS – 100.0%		$368,630

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $7,651 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the total value of these securities amounted to $31,329 or 8.5% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.

(E)	Rate shown is the yield to maturity at March 31, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
S&P 500 Index	N/A	Put	151	April 2016	$1,700.00	$89	$(1)
	N/A	Put	198	April 2016	1,725.00	79	(8)
	N/A	Put	197	May 2016	1,700.00	127	(33)
	N/A	Put	179	May 2016	1,850.00	196	(100)
	N/A	Put	274	June 2016	1,750.00	116	(111)
						$607	$(253)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$184,134	$—	$—
Preferred Stocks	17,750	2,046	—
Purchased Options	1,483	—	—
Corporate Debt Securities	—	103,331	—
Loans	—	1,225	736
United States Government Agency Obligations	—	1,682	—
Short-Term Securities	—	55,990	—
Total	$203,367	$164,274	$736
Liabilities
Written Options	$141	$112	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REMIC = Real Estate Mortgage Investment Conduit

GTD = Guaranteed

REIT = Real Estate Investment Conduit

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$353,462
Gross unrealized appreciation	32,214
Gross unrealized depreciation	(17,299)

Net unrealized appreciation	$14,915

SCHEDULE OF INVESTMENTS Bond (in thousands)	MARCH 31, 2016 (UNAUDITED)

ASSET–BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust Series 2015–2, Class AA,
3.750%, 12–15–27 (A)	$1,000	997
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016–1,
3.575%, 1–15–28	1,000	1,028

TOTAL ASSET–BACKED SECURITIES – 0.7%		$2,025
(Cost: $2,000)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.4%
Omnicom Group, Inc.,
3.600%, 4–15–26	$1,000	1,025

Apparel, Accessories & Luxury Goods – 0.5%
Hanesbrands, Inc.,
6.375%, 12–15–20	1,400	1,449

Cable & Satellite – 0.9%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
3.800%, 3–15–22	1,619	1,707
3.950%, 1–15–25	815	847

		2,554

Footwear – 0.8%
NIKE, Inc.,
3.875%, 11–1–45	2,000	2,093

Homebuilding – 0.5%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,555	1,520

Housewares & Specialties – 0.4%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	1,000	1,046

Internet Retail – 0.1%
Amazon.com, Inc.,
4.800%, 12–5–34	370	414

Movies & Entertainment – 0.8%
Walt Disney Co. (The),
4.125%, 6–1–44	2,000	2,146

Total Consumer Discretionary – 4.4%		12,247
Consumer Staples

Drug Retail – 0.4%
CVS Health Corp.,
2.800%, 7–20–20	1,075	1,116

Food Distributors – 0.4%
Sysco Corp.,
3.300%, 7–15–26	1,000	1,012

Food Retail – 0.9%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,534

Household Products – 1.1%
Kimberly-Clark Corp.,
2.750%, 2–15–26	1,000	1,023
Procter & Gamble Co. (The),
2.700%, 2–2–26	2,000	2,054

		3,077

Packaged Foods & Meats – 0.6%
General Mills, Inc.,
1.400%, 10–20–17	700	704
Mead Johnson Nutrition Co.,
4.125%, 11–15–25	1,000	1,062

		1,766

Soft Drinks – 1.1%
Coca-Cola Co. (The),
2.875%, 10–27–25	2,000	2,081
PepsiCo, Inc.,
2.850%, 2–24–26	1,000	1,027

		3,108

Total Consumer Staples – 4.5%		12,613
Energy

Oil & Gas Equipment & Services – 0.8%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	2,000	2,192

Oil & Gas Exploration & Production – 2.6%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	2,250	2,253
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	850	759
EQT Corp.,
8.125%, 6–1–19	3,494	3,766
Occidental Petroleum Corp.,
3.400%, 4–15–26	500	504

		7,282

Oil & Gas Storage & Transportation – 2.0%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	984	1,012
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	1,031	889
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	1,500	1,474
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	2,000	2,100

		5,475

Total Energy – 5.4%		14,949
Financials

Asset Management & Custody Banks – 1.8%
Ares Capital Corp.,
3.875%, 1–15–20	2,780	2,849
Legg Mason, Inc.,
4.750%, 3–15–26	2,000	2,029

		4,878

Consumer Finance – 2.1%
American Express Credit Corp.,
1.875%, 11–5–18	1,000	1,006
Capital One Financial Corp.,
4.200%, 10–29–25	1,500	1,520
Discover Financial Services,
3.950%, 11–6–24	1,500	1,483
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.500%, 7–10–19	800	821
4.200%, 3–1–21	1,000	1,033

		5,863

Diversified Banks – 3.9%
Bank of America Corp.:
6.000%, 9–1–17	1,000	1,057
4.200%, 8–26–24	500	509
3.875%, 8–1–25	500	520
Bank of Nova Scotia (The),
1.250%, 4–11–17	1,000	1,002
Fifth Third Bank,
3.850%, 3–15–26	1,000	1,026
HSBC Holdings plc,
4.300%, 3–8–26	1,000	1,031
Huntington Bancshares, Inc.,
3.150%, 3–14–21	2,500	2,537
KeyBank N.A.,
2.350%, 3–8–19	1,000	1,009
U.S. Bank N.A.,
1.350%, 1–26–18	2,000	2,006

		10,697

Health Care REITs – 0.5%
Health Care REIT, Inc.,
4.000%, 6–1–25	1,300	1,301

Industrial REITs – 0.8%
Aircastle Ltd.,
5.500%, 2–15–22	2,098	2,189

Investment Banking & Brokerage – 2.6%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12–10–20 (A)	1,500	1,492
Goldman Sachs Group, Inc. (The):
2.550%, 10–23–19	1,500	1,524
4.250%, 10–21–25	1,000	1,017
Morgan Stanley,
3.875%, 1–27–26	3,000	3,131

		7,164

Life & Health Insurance – 1.3%
Manulife Financial Corp.,
4.150%, 3–4–26	1,000	1,022

New York Life Global Funding,
1.550%, 11–2–18 (A)	1,000	1,002
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	1,500	1,521

		3,545

Multi–Line Insurance – 1.1%
American International Group, Inc.:
3.300%, 3–1–21	1,000	1,023
3.900%, 4–1–26	2,000	2,007

		3,030

Other Diversified Financial Services – 4.3%
Citigroup, Inc.:
2.700%, 3–30–21	1,000	1,008
4.450%, 9–29–27	3,000	3,020
JPMorgan Chase & Co.:
2.000%, 8–15–17	1,000	1,010
2.550%, 3–1–21	1,000	1,009
4.950%, 6–1–45	1,000	1,056
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	2,400	2,481
USAA Capital Corp.,
2.450%, 8–1–20 (A)	2,360	2,418

		12,002

Property & Casualty Insurance – 0.5%
Berkshire Hathaway, Inc.,
3.125%, 3–15–26	1,500	1,542

Regional Banks – 1.1%
PNC Bank N.A.:
1.500%, 2–23–18	500	501
2.450%, 11–5–20	1,000	1,017
3.300%, 10–30–24	1,500	1,568

		3,086

Specialized REITs – 0.4%
Crown Castle International Corp.,
5.250%, 1–15–23	1,027	1,104

Total Financials – 20.4%		56,401
Health Care

Biotechnology – 0.7%
Amgen, Inc.,
1.250%, 5–22–17	1,955	1,959

Health Care Supplies – 1.2%
Medtronic, Inc.,
4.375%, 3–15–35	2,940	3,184

Pharmaceuticals – 1.5%
AbbVie, Inc.,
4.500%, 5–14–35	1,400	1,455
Mylan, Inc.,
1.350%, 11–29–16	1,800	1,788
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3–15–21	1,000	1,024

		4,267

Total Health Care—3.4%		9,410
Industrials

Aerospace & Defense – 1.3%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	1,522	1,987
BAE Systems Holdings, Inc.,
4.750%, 10–7–44 (A)	1,000	1,044
Boeing Co. (The),
1.650%, 10–30–20	500	500

		3,531

Air Freight & Logistics – 1.1%
FedEx Corp.:
3.250%, 4–1–26	1,000	1,026
4.750%, 11–15–45	2,000	2,117

		3,143

Airlines – 0.4%
Southwest Airlines Co.,
5.125%, 3–1–17	1,180	1,220

Electrical Components & Equipment – 0.9%
WESCO Distribution, Inc.,
5.375%, 12–15–21	2,375	2,399

Environmental & Facilities Services – 1.3%
Republic Services, Inc.,
3.800%, 5–15–18	1,000	1,043
Waste Management, Inc.,
7.100%, 8–1–26	2,065	2,688

		3,731

Industrial Conglomerates – 0.3%
General Electric Capital Corp.,
0.964%, 4–15–16 (A)	783	783

Railroads – 0.4%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	1,000	1,065

Trading Companies & Distributors – 0.8%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	2,007	2,107

Total Industrials – 6.5%		17,979

Information Technology

Data Processing & Outsourced Services – 2.6%
Alliance Data Systems Corp.,
5.250%, 12–1–17 (A)	4,500	4,556
Visa, Inc.:
2.800%, 12–14–22	1,000	1,044
3.150%, 12–14–25	1,500	1,567

		7,167

Internet Software & Services – 1.9%
Alibaba Group Holding Ltd.,
3.600%, 11–28–24	2,040	2,057
Google, Inc.,
3.375%, 2–25–24	2,950	3,229

		5,286

Semiconductors – 0.4%
Intel Corp.,
3.100%, 7–29–22	1,000	1,058

Systems Software – 1.2%
CA, Inc.,
5.375%, 12–1–19	1,080	1,182
Microsoft Corp.,
2.650%, 11–3–22	2,000	2,080

		3,262

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.,
2.500%, 2–9–25	1,000	994

Total Information Technology – 6.4%		17,767
Materials

Diversified Metals & Mining – 0.5%
Glencore Funding LLC,
3.125%, 4–29–19 (A)	1,420	1,289

Specialty Chemicals – 0.6%
Methanex Corp.,
5.250%, 3–1–22	1,904	1,801

Total Materials – 1.1%		3,090
Telecommunication Services

Integrated Telecommunication Services – 3.5%

AT&T, Inc.,
5.650%, 2–15–47	1,000	1,104
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11–15–19	3,500	3,911
Verizon Communications, Inc.,
5.150%, 9–15–23	4,000	4,619

		9,634

Wireless Telecommunication Service – 0.7%
American Tower Corp.,
4.400%, 2–15–26	1,000	1,058
Crown Castle Towers LLC,
3.663%, 5–15–25 (A)	1,000	1,015

		2,073

Total Telecommunication Services – 4.2%		11,707
Utilities

Electric Utilities – 1.3%
Edison International,
2.950%, 3–15–23	2,000	2,019
Kansas City Power & Light Co.,
6.375%, 3–1–18	1,500	1,627

		3,646

Multi-Utilities – 2.5%
Duke Energy Carolinas LLC,
3.750%, 6–1–45	3,000	2,959
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	1,061	1,144
NorthWestern Corp.,
6.340%, 4–1–19	2,400	2,717

		6,820

Water Utilities – 0.8%
California Water Service Co.,
5.875%, 5–1–19	2,000	2,239

Total Utilities – 4.6%		12,705

TOTAL CORPORATE DEBT SECURITIES – 60.9%		$168,868
(Cost: $165,384)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgage Trust 2005-1,
2.836%, 3–25–35 (B)	1,442	446
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.751%, 2–25–34 (B)	221	14
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.699%, 3–25–34 (B)	475	24

		484

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$484
(Cost: $2,136)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 1.0%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,717

New York – 1.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,600	4,822

Ohio – 0.8%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	2,000	2,083

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7–15–22	750	833

TOTAL MUNICIPAL BONDS—TAXABLE – 3.8%		$10,455
(Cost: $8,958)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.2%
Province de Quebec,
7.140%, 2–27–26	2,500	3,360

TOTAL OTHER GOVERNMENT SECURITIES – 1.2%		$3,360
(Cost: $2,793)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 24.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	4,165	4,527
4.000%, 11–15–36	909	958
4.500%, 9–15–37	293	295
4.500%, 8–15–39	857	890
4.881%, 7–25–44 (A)(B)	2,200	2,293
4.349%, 12–25–44 (A)(B)	5,000	5,300
4.255%, 1–25–45 (A)(B)	3,000	3,165
3.869%, 5–25–45 (A)(B)	1,000	1,018
3.656%, 10–25–45 (A)(B)	2,000	2,040
3.502%, 11–25–45 (A)(B)	2,500	2,512
4.595%, 11–25–46 (A)(B)	2,055	2,203
4.286%, 7–25–48 (A)(B)	2,350	2,403
4.423%, 12–25–48 (A)(B)	1,000	1,065
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 8–1–28	3,885	4,066
3.500%, 10–1–28	4,457	4,714
3.000%, 1–1–33	748	782
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	780	810
2.640%, 6–1–22	1,480	1,540
3.000%, 2–25–25	3,295	3,473
2.390%, 6–1–25	1,404	1,446
5.500%, 11–25–36 (D)	1,142	226
4.500%, 6–25–40	564	606
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.513%, 12–1–19	7,115	7,787
5.500%, 10–1–21	879	936
2.759%, 4–1–22	1,619	1,693
6.000%, 7–1–22	669	737
6.000%, 9–1–22	1,108	1,222
2.703%, 4–1–23	696	722
3.000%, 7–1–28	3,664	3,833
5.500%, 2–1–35	777	892
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3–16–42	3,752	3,733
0.008%, 6–17–45 (B)(D)	28	—	*

		67,887

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 24.5%		$67,887
(Cost: $67,922)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations—5.4%
U.S. Treasury Bonds:
2.750%, 11–15–42	1,000	1,031
3.000%, 11–15–44	6,244	6,740
U.S. Treasury Notes:
2.000%, 8–15–25	5,938	6,054
1.625%, 2–15–26	1,000	986

		14,811

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.4%		$14,811
(Cost: $14,814)

SHORT-TERM SECURITIES
Commercial Paper (E) – 2.6%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.350%, 4–6–16	2,000	2,000
St. Jude Medical, Inc.,
0.720%, 4–1–16	1,896	1,896
Wisconsin Electric Power Co.,
0.400%, 4–4–16	3,471	3,471

		7,367

Master Note – 0.9%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (F)	2,365	2,365

TOTAL SHORT-TERM SECURITIES – 3.5%		$9,732
(Cost: $9,732)

TOTAL INVESTMENT SECURITIES – 100.2%		$277,622
(Cost: $273,739)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(526)

NET ASSETS – 100.0%		$277,096

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the total value of these securities amounted to $49,513 or 17.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at March 31, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$2,025	$—
Corporate Debt Securities	—	168,868	—
Mortgage-Backed Securities	—	484	—
Municipal Bonds	—	10,455	—
Other Government Securities	—	3,360	—
United States Government Agency Obligations	—	67,887	—
United States Government Obligations	—	14,811	—
Short-Term Securities	—	9,732	—

Total	$—	$277,622	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$273,739
Gross unrealized appreciation	7,859
Gross unrealized depreciation	(3,976)
Net unrealized appreciation	$3,883

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.9%
Polo Ralph Lauren Corp.	39	$3,725

Auto Parts & Equipment – 1.7%
Magna International, Inc.	173	7,445

Cable & Satellite – 2.5%
Comcast Corp., Class A	179	10,934

Footwear – 2.3%
NIKE, Inc., Class B	160	9,835

General Merchandise Stores – 0.5%
Dollar General Corp.	25	2,174

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	59	7,899

Internet Retail – 1.8%
Amazon.com, Inc. (A)	13	7,934

Restaurants – 2.0%
Chipotle Mexican Grill, Inc., Class A (A)	19	8,807

Total Consumer Discretionary – 13.5%		58,753
Consumer Staples

Brewers – 3.8%
Anheuser-Busch InBev S.A. ADR	62	7,666
Molson Coors Brewing Co., Class B	90	8,666

		16,332

Hypermarkets & Super Centers – 2.0%
Costco Wholesale Corp.	57	8,930

Packaged Foods & Meats – 2.8%
Kraft Foods Group, Inc.	157	12,365

Tobacco – 4.2%
Philip Morris International, Inc.	185	18,108

Total Consumer Staples – 12.8%		55,735
Energy

Oil & Gas Equipment & Services – 2.4%
Halliburton Co.	298	10,652

Oil & Gas Exploration & Production – 5.8%
Cabot Oil & Gas Corp.	295	6,706
Cimarex Energy Co.	99	9,672
EOG Resources, Inc.	120	8,724

		25,102

Total Energy—8.2%		35,754
Financials

Multi-Line Insurance – 2.7%
American International Group, Inc.	220	11,886

Other Diversified Financial Services – 4.1%
Citigroup, Inc.	195	8,120
JPMorgan Chase & Co.	164	9,724

		17,844

Total Financials—6.8%		29,730
Health Care

Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc. (A)	62	8,686
Celgene Corp. (A)	61	6,113

		14,799

Health Care Equipment – 1.3%
Medtronic plc	78	5,880

Health Care Facilities – 2.1%
HCA Holdings, Inc. (A)	118	9,202

Managed Health Care – 0.5%
Anthem, Inc.	15	2,126

Pharmaceuticals – 10.8%
Allergan plc (A)	44	11,819
Bristol-Myers Squibb Co.	146	9,340
Shire Pharmaceuticals Group plc ADR	69	11,784
Teva Pharmaceutical Industries Ltd. ADR	262	14,013

		46,956

Total Health Care—18.1%		78,963

Industrials

Aerospace & Defense – 1.7%
Rockwell Collins, Inc.	79	7,285

Railroads – 3.1%
Canadian Pacific Railway Ltd.	53	7,038
Kansas City Southern	77	6,562

		13,600

Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	65	5,467

Total Industrials—6.1%		26,352
Information Technology

Application Software – 2.7%
Adobe Systems, Inc. (A)	126	11,791

Data Processing & Outsourced Services – 4.3%
MasterCard, Inc., Class A	102	9,629
Visa, Inc., Class A	121	9,216

		18,845

Internet Software & Services – 5.6%
Alphabet, Inc., Class A (A)	21	15,869
Facebook, Inc., Class A (A)	75	8,580

		24,449

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A (A)	104	6,508

Semiconductor Equipment – 3.1%
Applied Materials, Inc.	626	13,265

Semiconductors – 2.8%
NXP Semiconductors N.V. (A)	147	11,926

Systems Software – 4.0%
Microsoft Corp.	317	17,502

Total Information Technology—24.0%		104,286
Materials

Industrial Gases – 2.2%
Air Products and Chemicals, Inc.	66	9,522

Specialty Chemicals – 1.6%
Sherwin-Williams Co. (The)	24	6,803

Total Materials—3.8%		16,325

Telecommunication Services

Alternative Carriers – 2.7%
Level 3 Communications, Inc.(A)	223	11,802

Wireless Telecommunication Service – 3.0%
American Tower Corp., Class A	129	13,185

Total Telecommunication Services – 5.7%		24,987

TOTAL COMMON STOCKS – 99.0%		$430,885
(Cost: $409,668)

SHORT-TERM SECURITIES	Principal

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (B)	$1,486	1,486

Municipal Obligations – 0.1%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.400%, 4–7–16 (B)	600	600

TOTAL SHORT-TERM SECURITIES – 0.5%		$2,086
(Cost: $2,086)

TOTAL INVESTMENT SECURITIES – 99.5%		$432,971
(Cost: $411,754)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,165

NET ASSETS – 100.0%		$435,136

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$430,885	$—	$—
Short-Term Securities	—	2,086	—
Total	$430,885	$2,086	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$411,754
Gross unrealized appreciation	45,400
Gross unrealized depreciation	(24,183)
Net unrealized appreciation	$21,217

SCHEDULE OF INVESTMENTS
Dividend Opportunities (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Advertising – 1.5%
Omnicom Group, Inc.	93		$7,770

Apparel Retail – 1.4%
Limited Brands, Inc.	81		7,143

Cable & Satellite – 2.9%
Comcast Corp., Class A	195		11,889
Time Warner Cable, Inc.	13		2,681

			14,570

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	67		8,953

Housewares & Specialties – 1.3%
Newell Rubbermaid, Inc.	149		6,593

Restaurants – 2.4%
McDonalds Corp.	95		11,933

Total Consumer Discretionary – 11.3%			56,962
Consumer Staples

Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	63		7,854

Drug Retail – 2.5%
CVS Caremark Corp.	125		12,945

Packaged Foods & Meats – 1.7%
Unilever plc (A)	188		8,524

Tobacco – 2.7%
Philip Morris International, Inc.	137		13,456

Total Consumer Staples – 8.4%			42,779
Energy

Integrated Oil & Gas – 1.7%
Occidental Petroleum Corp.	124		8,499
Occidental Petroleum Corp.	—	*	—	*

			8,499

Oil & Gas Equipment & Services – 0.9%
Halliburton Co.	124		4,424

Oil & Gas Exploration & Production – 1.8%
Noble Energy, Inc.	295		9,271

Total Energy – 4.4%			22,194
Financials

Diversified Banks – 1.7%
Wells Fargo & Co.	181		8,758

Industrial REITs – 1.7%
ProLogis	193		8,516

Investment Banking & Brokerage – 1.5%
Morgan Stanley	297		7,424

Multi-Line Insurance – 2.5%
American International Group, Inc.	235		12,699

Other Diversified Financial Services – 5.6%
Citigroup, Inc.	252		10,517
JPMorgan Chase & Co.	297		17,616

			28,133

Property & Casualty Insurance – 1.7%
ACE Ltd.	74		8,787

Regional Banks – 0.3%
PNC Financial Services Group, Inc. (The)	17		1,446

Specialized REITs – 2.3%
Crown Castle International Corp.	138		11,915

Total Financials—17.3%			87,678
Health Care

Health Care Equipment – 2.5%
Medtronic plc	167		12,514

Managed Health Care – 1.6%
Anthem, Inc.	57		7,943

Pharmaceuticals – 10.5%
Bristol-Myers Squibb Co.	162		10,336
Pfizer, Inc.	793		23,494
Teva Pharmaceutical Industries Ltd. ADR	362		19,368

			53,198

Total Health Care – 14.6%			73,655

Industrials

Aerospace & Defense – 4.0%
BAE Systems plc (A)	969	7,082
Boeing Co. (The)	32	4,113
Honeywell International, Inc.	81	9,059

		20,254

Commercial Printing – 2.1%
Corrections Corp. of America	329	10,535

Industrial Conglomerates – 2.6%
General Electric Co.	416	13,223

Industrial Machinery – 1.3%
Eaton Corp.	107	6,685

Railroads – 1.8%
Union Pacific Corp.	116	9,191

Research & Consulting Services – 1.1%
Nielsen Holdings plc	103	5,434

Total Industrials – 12.9%		65,322
Information Technology

Communications Equipment – 1.2%
Harris Corp.	80	6,217

Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	139	7,491

Semiconductor Equipment – 3.1%
Applied Materials, Inc.	732	15,495

Semiconductors – 3.3%
Cypress Semiconductor Corp.	868	7,518
Texas Instruments, Inc.	160	9,190

		16,708

Systems Software – 4.1%
Microsoft Corp.	375	20,723

Total Information Technology – 13.2%		66,634
Materials

Diversified Chemicals – 2.0%
PPG Industries, Inc.	91	10,118

Industrial Gases – 1.8%
Air Products and Chemicals, Inc.	64	9,219

Paper Products – 1.2%
International Paper Co.	141	5,780

Total Materials – 5.0%		25,117
Utilities

Electric Utilities – 2.0%
PPL Corp.	270	10,288

Total Utilities – 2.0%		10,288

TOTAL COMMON STOCKS – 89.1%		$450,629
(Cost: $406,561)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 10.2%
Air Products and Chemicals, Inc., 0.380%, 4–18–16	$3,000	2,999
Army & Air Force Exchange Service, 0.350%, 4–1–16	4,011	4,011
Baxter International, Inc., 0.700%, 4–7–16	5,000	5,000
Becton Dickinson & Co., 0.761%, 4–5–16	7,000	7,000
Campbell Soup Co., 0.440%, 4–19–16	6,400	6,398
John Deere Canada ULC (GTD by Deere & Co.), 0.390%, 4–26–16	5,000	4,999
Novartis Securities Investment Ltd. (GTD by Novartis AG), 0.330%, 4–18–16	7,000	6,999
Roche Holdings, Inc., 0.420%, 4–6–16	10,000	9,999
Wisconsin Gas LLC, 0.400%, 4–7–16	4,000	4,000

		51,405

Master Note – 0.3%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (C)	1,591	1,591

Municipal Obligations – 0.2%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.380%, 4–1–16 (C)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 10.7%		$53,996
(Cost: $53,994)

TOTAL INVESTMENT SECURITIES – 99.8%		$504,625
(Cost: $460,555)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		953

NET ASSETS – 100.0%		$505,578

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at March 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$450,629	$—	$—
Short-Term Securities	—	53,996	—
Total	$450,629	$53,996	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$460,555
Gross unrealized appreciation	54,148
Gross unrealized depreciation	(10,078)
Net unrealized appreciation	$44,070

SCHEDULE OF INVESTMENTS
Energy (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 7.0%
Chevron Corp.	15	$1,436
Exxon Mobil Corp.	50	4,217
Royal Dutch Shell plc, Class A (A)	61	1,474
Suncor Energy, Inc.	73	2,025

		9,152

Oil & Gas Drilling – 1.8%
Helmerich & Payne, Inc.	14	796
Patterson-UTI Energy, Inc.	92	1,626

		2,422

Oil & Gas Equipment & Services – 24.0%
Baker Hughes, Inc.	107	4,703
Cameron International Corp. (B)	38	2,561
Core Laboratories N.V.	27	2,985
FMC Technologies, Inc. (B)	37	1,008
Forum Energy Technologies, Inc. (B)	169	2,229
Halliburton Co.	135	4,828
Schlumberger Ltd.	75	5,509
Superior Energy Services, Inc.	203	2,724
U.S. Silica Holdings, Inc.	105	2,382
Weatherford International Ltd. (B)	288	2,242

		31,171

Oil & Gas Exploration & Production – 45.0%
Anadarko Petroleum Corp.	88	4,084
Cimarex Energy Co.	51	5,000
Concho Resources, Inc. (B)	46	4,693
Continental Resources, Inc. (B)	159	4,817
Diamondback Energy, Inc. (B)	48	3,701
EOG Resources, Inc.	61	4,456
Gulfport Energy Corp. (B)	68	1,930
Laredo Petroleum Holdings, Inc. (B)	189	1,496
Marathon Oil Corp.	117	1,307
Memorial Resource Development Corp. (B)	118	1,200
Newfield Exploration Co. (B)	143	4,746
Noble Energy, Inc.	92	2,894
Oasis Petroleum LLC (B)	334	2,430
Parsley Energy, Inc., Class A (B)	213	4,806
Pioneer Natural Resources Co.	35	4,884
RSP Permian, Inc. (B)	141	4,095
Whiting Petroleum Corp. (B)	253	2,018

		58,557

Oil & Gas Refining & Marketing – 5.8%
Marathon Petroleum Corp.	18	666
Marathon Petroleum Corp. L.P.	57	1,700
Phillips 66	30	2,554
Tesoro Corp.	15	1,303
Valero Energy Corp.	20	1,296

		7,519

Oil & Gas Storage & Transportation – 7.9%
Columbia Pipeline Partners L.P.	83	1,217
Enbridge, Inc.	39	1,527
Enterprise Products Partners L.P.	59	1,446
Phillips 66 Partners L.P.	40	2,475
Shell Midstream Partners L.P.	23	825
Tallgrass Energy GP L.P., Class A	115	2,127
Valero Energy Partners L.P.	13	611

		10,228

Total Energy – 91.5%		119,049
Financials

Specialized Finance – 4.3%
CME Group, Inc.	58	5,523

Total Financials – 4.3%		5,523
Industrials

Railroads – 1.3%
Canadian Pacific Railway Ltd.	13	1,672

Total Industrials – 1.3%		1,672

TOTAL COMMON STOCKS – 97.1%		$126,244
(Cost: $140,813)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) – 2.3%
United Technologies Corp., 0.470%, 4–13–16	$3,000	2,999

Master Note – 3.3%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (D)	4,300	4,300

TOTAL SHORT-TERM SECURITIES – 5.6%		$7,299
(Cost: $7,299)

TOTAL INVESTMENT SECURITIES – 102.7%		$133,543
(Cost: $148,112)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.7)%		(3,478)

NET ASSETS – 100.0%		$130,065

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$126,244	$—	$—
Short-Term Securities	—	7,299	—
Total	$126,244	$7,299	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$148,112
Gross unrealized appreciation	4,755
Gross unrealized depreciation	(19,324)
Net unrealized depreciation	$(14,569)

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Utilities – 0.5%
Alupar Investimento S.A.	11	$45
Transmissora Alianca de Energia Eletrica S.A.	10	57

		102

Total Brazil – 0.5%		$102
Chile

Utilities – 0.1%
Aguas Andinas S.A.	34	20

Total Chile – 0.1%		$20
Panama

Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	8	193

Total Panama – 1.0%		$193
United Kingdom

Energy – 0.6%
Royal Dutch Shell plc, Class A	5	113
Seadrill Partners LLC	4	13

		126

Total United Kingdom – 0.6%		$126
United States

Health Care – 0.7%
Bristol-Myers Squibb Co.	2	141

Information Technology – 0.6%
Intel Corp.	4	133

Utilities – 0.7%
PPL Corp.	4	137

Total United States – 2.0%		$411

TOTAL COMMON STOCKS – 4.2%		$852
(Cost: $943)

CORPORATE DEBT SECURITIES	Principal
Argentina

Consumer Discretionary – 0.3%
Arcos Dorados Holdings, Inc. 10.250%, 7–13–16 (A)	BRL 250	65

Energy – 0.9%
Pan American Energy LLC 7.875%, 5–7–21	$100	99
YPF Sociedad Anonima 8.875%, 12–19–18 (B)	80	83

		182

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A. 10.750%, 12–1–20 (B)	39	41

Total Argentina – 1.4%		$288
Bahrain

Financials – 1.2%
HDFC Bank Ltd. 3.000%, 3–6–18	250	253

Total Bahrain – 1.2%		$253
Brazil

Consumer Staples – 0.5%
BFF International Ltd.
7.250%, 1–28–20	100	106

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (B)(C)	15	—	*

Financials – 1.0%
Banco Bradesco S.A.
4.125%, 5–16–16 (B)	200	200
Banco Cruzeiro do Sul S.A.
7.000%, 7–8–13 (C)	96	4

		204

Industrials – 1.3%
Embraer Overseas Ltd.
6.375%, 1–24–17	225	231
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (B)	98	31

		262

Materials – 1.0%
Suzano Trading Ltd.
5.875%, 1–23–21 (B)	200	202

Total Brazil – 3.8%		$774
British Virgin Islands

Energy – 0.5%
QGOG Atlantic/Alaskan Rigs Ltd.
5.250%, 7–30–18 (B)	149	111

Financials – 1.5%
Horsepower Finance Ltd.
2.100%, 3–3–17	300	301

Total British Virgin Islands – 2.0%		$412
Canada

Financials – 0.5%
Bank of Montreal
1.800%, 7–31–18	100	100

Total Canada – 0.5%		$100
Cayman Islands

Financials – 1.0%
Banco Bradesco S.A.
4.500%, 1–12–17 (B)	200	203

Telecommunication Services – 1.0%
Sable International Finance Ltd.
6.875%, 8–1–22 (B)	200	200

Total Cayman Islands – 2.0%		$403
Chile

Industrials – 2.0%
Guanay Finance Ltd.
6.000%, 12–15–20 (B)	239	231
LATAM Airlines Group S.A.
7.250%, 6–9–20 (B)	200	184

		415

Materials – 1.9%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)	175	181
4.375%, 5–15–23 (B)	200	201

		382

Total Chile – 3.9%		$797
China

Information Technology – 2.5%
Alibaba Group Holding Ltd.
1.625%, 11–28–17	500	500

Total China – 2.5%		$500
Columbia

Energy – 0.4%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP 274,000	87

Financials – 1.0%
Banco de Bogota S.A.
5.000%, 1–15–17 (B)	$200	203

Utilities – 0.5%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (A)	COP 302,000	96

Total Columbia – 1.9%		$386
France

Financials – 0.5%
Societe Generale S.A.
5.922%, 4–29–49 (B)	$100	99

Total France – 0.5%		$99
Hong Kong

Telecommunication Services – 1.0%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (B)	200	200

Total Hong Kong – 1.0%		$200
India

Industrials – 1.0%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (B)	200	201

Total India – 1.0%		$201
Indonesia

Utilities – 1.5%
Majapahit Holding B.V.
7.750%, 10–17–16	300	310

Total Indonesia – 1.5%		$310
Ireland

Financials – 1.7%
MTS International Funding Ltd.
5.000%, 5–30–23 (B)	350	339

Total Ireland – 1.7%		$339
Jamaica

Telecommunication Services – 0.9%
Digicel Group Ltd.
6.000%, 4–15–21 (B)	200	179

Total Jamaica – 0.9%		$179

Luxembourg

Consumer Discretionary – 0.9%
Altice S.A.
7.625%, 2–15–25 (B)	200	191

Financials – 1.0%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (B)	200	203

Information Technology – 1.6%
BC Luxco 1 S.A.:
7.375%, 1–29–20 (B)	200	185
7.375%, 1–29–20	150	138

		323

Materials – 0.5%
Steel Capital S.A.
6.700%, 10–25–17	100	105

Total Luxembourg – 4.0%		$822
Mexico

Financials – 1.2%
PLA Administradora Industrial
5.250%, 11–10–22 (B)	250	241

Materials – 3.4%
C5 Capital (SPV) Ltd.
4.908%, 12–29–49 (B)(D)	150	125
CEMEX S.A.B. de C.V.
6.500%, 12–10–19 (B)	550	566

		691

Total Mexico – 4.6%		$932
Netherlands

Consumer Discretionary – 3.5%
Myriad International Holdings B.V.
6.375%, 7–28–17 (B)	500	522

VTR Finance B.V.
6.875%, 1–15–24 (B)	200	196

		718

Energy – 0.5%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3–17–20	125	104

Materials – 0.7%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (B)	200	145

Telecommunication Services – 0.4%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(B)	RUB 5,000	71

Utilities – 1.0%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)	$200	206

Total Netherlands – 6.1%		$1,244
Panama

Financials – 1.5%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (B)	300	305

Total Panama – 1.5%		$305
Peru

Financials – 0.5%
InRetail Shopping Malls
5.250%, 10–10–21 (B)	100	100

Total Peru – 0.5%		$100
Russia

Industrials – 1.0%
SCF Capital Ltd.
5.375%, 10–27–17	200	202

Materials – 1.0%
Uralkali Finance Ltd.
3.723%, 4–30–18 (B)	200	197

Total Russia – 2.0%		$399
Singapore

Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8–12–20	100	110

Telecommunication Services – 1.0%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (B)	200	201

Total Singapore – 1.5%		$311
South Korea

Financials – 1.3%
Woori Bank
2.625%, 7–20–21 (B)	250	255

Total South Korea – 1.3%		$255
Spain

Financials – 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	200	205

Total Spain – 1.0%		$205

United Arab Emirates

Financials – 1.6%
ICICI Bank Ltd.
3.500%, 3–18–20 (B)	325	334

Total United Arab Emirates – 1.6%		$334
United Kingdom

Consumer Staples – 1.8%
BAT International Finance plc
1.850%, 6–15–18 (B)	375	378

Financials – 4.9%
Barclays plc
8.250%, 12–29–49	200	200
HSBC Holdings plc
5.625%, 12–29–49	200	192
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	200	194
State Bank of India:
3.250%, 4–18–18 (B)	200	204
3.622%, 4–17–19 (B)	200	206

		996

Materials – 0.7%
Vedanta Resources plc
6.000%, 1–31–19 (B)	200	136

Total United Kingdom – 7.4%		$1,510
United States

Consumer Discretionary – 0.2%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19	50	39

Consumer Staples – 5.0%
Anheuser-Busch InBev S.A./N.V. 2.650%, 2–1–21	500	514
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	250	254
SABMiller Holdings, Inc.
2.200%, 8–1–18 (B)	200	205
Simmons Foods, Inc.
7.875%, 10–1–21 (B)	50	42

		1,015

Energy – 0.4%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (B)	80	75

Financials – 5.3%
Aircastle Ltd.
4.625%, 12–15–18	235	243
Citigroup, Inc.
8.400%, 4–29–49	75	82
Daimler Finance North America LLC
2.950%, 1–11–17 (B)	200	203
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
3.000%, 9–25–17	100	101
Hyundai Capital America
2.000%, 3–19–18 (B)	200	201
UBS Preferred Funding Trust V
6.243%, 5–29–49	200	200
Wells Fargo & Co.
7.980%, 3–29–49	50	52

		1,082

Health Care – 0.9%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (B)	100	103
4.500%, 1–15–23 (B)	75	76

		179

Industrials – 0.4%
TransDigm, Inc.
6.000%, 7–15–22	82	82

Information Technology – 1.0%
Alliance Data Systems Corp.
5.250%, 12–1–17 (B)	150	152
Micron Technology, Inc.
5.875%, 2–15–22	50	43

		195

Materials – 0.4%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)	110	92

Telecommunication Services – 3.1%
American Tower Corp.
3.400%, 2–15–19	170	174
T–Mobile USA, Inc.
6.000%, 3–1–23	230	236
Verizon Communications, Inc.
2.625%, 2–21–20	214	220

		630

Utilities – 1.2%
Sempra Energy
2.850%, 11–15–20	250	254

Total United States – 17.9%		$3,643
Venezuela

Financials – 1.2%
Corporacion Andina de Fomento
1.500%, 8–8–17	250	250

Total Venezuela – 1.2%		$250

TOTAL CORPORATE DEBT SECURITIES – 76.4%		$15,551
(Cost: $16,270)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.0%
City of Buenos Aires
9.950%, 3–1–17 (B)	$200	209

Russia – 1.0%
Russian Federation
3.500%, 1–16–19 (B)	200	201

TOTAL OTHER GOVERNMENT SECURITIES – 2.0%		$410
(Cost: $404)

LOANS (D)
United States

Industrials – 1.2%
TransDigm, Inc.
3.750%, 2–28–20	$241	237

Information Technology – 0.2%
Magic Newco LLC
5.000%, 12–12–18	49	50

Materials – 0.3%
BakerCorp International
4.250%, 2–7–20	74	66

Total United States – 1.7%		$353
		353

TOTAL LOANS – 1.7%		$353
(Cost: $363)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 10.8%
U.S. Treasury Bonds
2.250%, 11–15–25	200	208
U.S. Treasury Notes:
0.625%, 8–31–17	600	599
0.750%, 12–31–17	1,250	1,250
1.750%, 5–15–22	145	148

		2,205

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.8%		$2,205
(Cost: $2,200)

SHORT-TERM SECURITIES
Master Note – 3.8%
Toyota Motor Credit Corp.
0.443%, 4–6–16 (F)	$774	774

TOTAL SHORT-TERM SECURITIES – 3.8%		$774
(Cost: $774)

TOTAL INVESTMENT SECURITIES – 98.9%		$20,145
(Cost: $20,954)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		214

NET ASSETS – 100.0%		$20,359

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL—Brazilian Real, COP—Columbian Peso and RUB—Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the total value of these securities amounted to $9,615 or 47.2% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	81	U.S. Dollar	117	4-26-16	Barclays Capital, Inc.	$1	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$852	$—	$—
Corporate Debt Securities	—	15,551	—
Other Government Securities	—	410	—
Loans	—	287	66
United States Government Obligations	—	2,205	—
Short-Term Securities	—	774	—
Total	$852	$19,227	$66
Forward Foreign Currency Contracts	$—	$1	$—

During the period ended March 31, 2016, there were no transfers between any levels.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$20,954
Gross unrealized appreciation	315
Gross unrealized depreciation	(1,122)
Net unrealized depreciation	$(809)

SCHEDULE OF INVESTMENTS Global Growth (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Consumer Staples – 2.2%
InBev N.V.	88	$10,888

Total Belgium – 2.2%		$10,888
Brazil

Information Technology – 0.6%
MercadoLibre, Inc.	25	2,996

Total Brazil – 0.6%		$2,996
Canada

Industrials – 1.4%
Canadian Pacific Railway Ltd.	50	6,681

Total Canada – 1.4%		$6,681
China

Consumer Discretionary – 3.3%
JD.com, Inc. ADR (A)	613	16,234

Industrials – 0.4%
CAR, Inc. (A)	1,723	2,021

Information Technology – 4.9%
Alibaba Group Holding Ltd. ADR (A)	147	11,626
Tencent Holdings Ltd.	593	12,111

		23,737

Total China – 8.6%		$41,992
France

Industrials – 4.0%
European Aeronautic Defence and Space Co.	137	9,099
Safran	146	10,246

		19,345

Total France – 4.0%		$19,345
Germany

Consumer Discretionary – 1.9%
Continental AG	42	9,449

Health Care – 3.8%
Bayer AG	34	4,001
Fresenius SE & Co. KGaA	197	14,420

		18,421

Total Germany – 5.7%		$27,870
India

Consumer Staples – 1.2%
ITC Ltd.	1,148	5,692

Total India – 1.2%		$5,692
Ireland

Health Care – 1.6%
Medtronic plc	106	7,967

Total Ireland—1.6%		$7,967
Israel

Health Care – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	211	11,278

Total Israel – 2.3%		$11,278
Italy

Financials – 1.3%
Banca Intesa S.p.A.	2,276	6,303

Total Italy – 1.3%		$6,303
Netherlands

Consumer Discretionary – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	185	5,263

Information Technology – 2.5%
ASML Holding N.V., NY Registry Shares	59	5,885
NXP Semiconductors N.V. (A)	80	6,524

		12,409

Total Netherlands – 3.6%		$17,672
United Kingdom

Financials – 1.6%
Prudential plc	421	7,871

Health Care – 2.1%
Shire plc	176	9,983

Total United Kingdom – 3.7%		$17,854

United States

Consumer Discretionary – 12.1%
Amazon.com, Inc. (A)	34	20,253
Carnival Corp.	359	18,933
Home Depot, Inc. (The)	69	9,149
Limited Brands, Inc.	73	6,447
TripAdvisor, Inc. (A)	66	4,403

		59,185

Consumer Staples – 2.1%
Coca-Cola Co. (The)	225	10,428

Energy – 2.6%
Halliburton Co.	218	7,798
Schlumberger Ltd.	66	4,843

		12,641

Financials – 2.3%
JPMorgan Chase & Co.	64	3,777
Signature Bank (A)	56	7,625

		11,402

Health Care – 13.6%
Acadia Healthcare Co., Inc. (A)	155	8,559
Allergan plc (A)	29	7,784
Anthem, Inc.	118	16,427
Biogen, Inc. (A)	31	8,137
Bristol-Myers Squibb Co.	77	4,947
Gilead Sciences, Inc.	89	8,209
HCA Holdings, Inc. (A)	157	12,265

		66,328

Industrials – 5.8%
J.B. Hunt Transport Services, Inc.	162	13,628
Kansas City Southern	62	5,281
Rockwell Collins, Inc.	101	9,324

		28,233

Information Technology – 14.7%
Alphabet, Inc., Class C (A)	27	19,981
Cognizant Technology Solutions Corp., Class A (A)	141	8,821
Facebook, Inc., Class A (A)	49	5,594
MasterCard, Inc., Class A	152	14,393
Visa, Inc., Class A	299	22,874

		71,663

Telecommunication Services – 3.2%
Level 3 Communications, Inc. (A)	290	15,311

Total United States – 56.4%		$275,191

TOTAL COMMON STOCKS – 92.6%		$451,729
(Cost: $421,012)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 8.1%
Corporacion Andina de Fomento
0.370%, 5–2–16	$5,000	4,998
Danaher Corp.
0.450%, 4–6–16	3,000	3,000
Essilor International S.A.
0.370%, 4–14–16	10,000	9,999
Exxon Mobil Corp.
0.410%, 4–5–16	5,000	5,000
Mondelez International, Inc.:
0.500%, 4–26–16	9,940	9,936
0.570%, 4–1–16	3,263	3,263
Virginia Electric and Power Co.
0.670%, 4–6–16	3,000	3,000

		39,196

Master Note – 0.3%
Toyota Motor Credit Corp.
0.443%, 4–6–16 (C)	1,488	1,488

TOTAL SHORT-TERM SECURITIES – 8.4%		$40,684
(Cost: $40,682)

TOTAL INVESTMENT SECURITIES – 101.0%		$492,413
(Cost: $461,694)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(4,809)

NET ASSETS – 100.0%		$487,604

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$451,729	$—	$—
Short-Term Securities	—	40,684	—
Total	$451,729	$40,684	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$461,694
Gross unrealized appreciation	50,163
Gross unrealized depreciation	(19,444)
Net unrealized appreciation	$30,719

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 3.3%
Suncor Energy, Inc.	143	$3,983

Industrials – 2.2%
Canadian Pacific Railway Ltd.	19	2,554

Total Canada – 5.5%		$6,537
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	1,900	—

Total China – 0.0%		$—
France

Materials – 0.9%
L Air Liquide S.A.	9	1,052

Total France – 0.9%		$1,052
Netherlands

Energy – 1.2%
Core Laboratories N.V.	13	1,467

Total Netherlands – 1.2%		$1,467
Switzerland

Energy – 1.7%
Weatherford International Ltd. (A)	269	2,094

Total Switzerland – 1.7%		$2,094
United Kingdom

Materials – 6.7%
BHP Billiton plc	255	2,867
Randgold Resources Ltd. ADR	16	1,462
Rio Tinto plc	133	3,741

		8,070

Total United Kingdom – 6.7%		$8,070
United States

Energy – 56.7%
Anadarko Petroleum Corp.	53	2,480
Baker Hughes, Inc.	86	3,774
Cameron International Corp. (A)	38	2,538
Cimarex Energy Co.	35	3,414
Concho Resources, Inc. (A)	41	4,163
Continental Resources, Inc. (A)	103	3,118
Diamondback Energy, Inc. (A)	13	972
Enterprise Products Partners L.P.	24	583
EOG Resources, Inc.	60	4,348
Exxon Mobil Corp.	28	2,320
FMC Technologies, Inc. (A)	21	585
Gulfport Energy Corp. (A)	44	1,250
Halliburton Co.	194	6,933
Helmerich & Payne, Inc.	13	787
Marathon Oil Corp.	57	639
Marathon Petroleum Corp.	17	641
Marathon Petroleum Corp. L.P.	28	819
Newfield Exploration Co. (A)	71	2,349
Noble Energy, Inc.	81	2,544
Oasis Petroleum LLC (A)	205	1,495
Patterson-UTI Energy, Inc.	68	1,189
Phillips 66	21	1,849
Pioneer Natural Resources Co.	26	3,589
Schlumberger Ltd.	113	8,319
Shell Midstream Partners L.P.	27	1,005
Superior Energy Services, Inc.	98	1,306
Tallgrass Energy GP L.P., Class A	101	1,871
Tesoro Corp.	7	632
Valero Energy Corp.	10	622
Valero Energy Partners L.P.	12	590
Whiting Petroleum Corp. (A)	145	1,158

		67,882

Financials – 3.8%
CME Group, Inc.	47	4,519

Industrials – 2.7%
Caterpillar, Inc.	42	3,234

Materials – 15.2%
Dow Chemical Co. (The)	140	7,103
LyondellBasell Industries N.V., Class A	59	5,019
PPG Industries, Inc.	24	2,648
Praxair, Inc.	7	830
Southern Copper Corp.	92	2,538

		18,138

Total United States – 78.4%		$93,773

TOTAL COMMON STOCKS – 94.4%		$112,993
(Cost: $134,357)

INVESTMENT FUNDS
United States – 2.6%
SPDR Gold Trust (A)	27	3,163

TOTAL INVESTMENT FUNDS – 2.6%		$3,163
(Cost: $3,140)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)	68	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Master Note – 2.7%
Toyota Motor Credit Corp.
0.443%, 4–6–16 (C)	$3,175	3,175

TOTAL SHORT-TERM SECURITIES – 2.7%		$3,175
(Cost: $3,175)

TOTAL INVESTMENT SECURITIES – 99.7%		$119,331
(Cost: $140,883)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		349

NET ASSETS – 100.0%		$119,680

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Restricted security. At March 31, 2016, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	68	$211	$—

The total value of this security represented 0.0% of net assets at March 31, 2016.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	4,806	U.S. Dollar	6,956	4-26-16	UBS AG	$54	$—
Canadian Dollar	5,228	U.S. Dollar	4,020	4-26-16	UBS AG	—	5
Euro	912	U.S. Dollar	1,033	4-26-16	UBS AG	—	6
						$54	$11

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$112,993	$—	$—
Investment Funds	3,163	—	—
Short-Term Securities	—	3,175	—
Total	$116,156	$3,175	$—
Forward Foreign Currency Contracts	$—	$54	$—
Liabilities
Forward Foreign Currency Contracts	$—	$11	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$140,883
Gross unrealized appreciation	5,009
Gross unrealized depreciation	(26,561)
Net unrealized depreciation	$(21,552)

SCHEDULE OF INVESTMENTS Growth (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 3.5%
AutoZone, Inc. (A)	19	$14,898
O’Reilly Automotive, Inc. (A)	55	14,942

		29,840

Cable & Satellite – 2.1%
Comcast Corp., Class A	294	17,927

Casinos & Gaming – 1.5%
Las Vegas Sands, Inc.	250	12,930

Footwear – 1.0%
NIKE, Inc., Class B	137	8,397

Home Improvement Retail – 4.1%
Home Depot, Inc. (The)	261	34,825

Internet Retail – 2.5%
Amazon.com, Inc. (A)	36	21,609

Movies & Entertainment – 1.1%
Walt Disney Co. (The)	99	9,822

Restaurants – 3.9%
McDonalds Corp.	155	19,505
Starbucks Corp.	227	13,546

		33,051

Specialty Stores – 1.1%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	50	9,706

Total Consumer Discretionary – 20.8%		178,107
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	78	9,699

Tobacco – 1.7%
Philip Morris International, Inc.	147	14,422

Total Consumer Staples – 2.8%		24,121
Energy

Oil & Gas Exploration & Production – 1.5%
EOG Resources, Inc.	174	12,607

Total Energy – 1.5%		12,607
Financials

Investment Banking & Brokerage – 1.5%
Charles Schwab Corp. (The)	463	12,962

Specialized Finance – 1.7%
CME Group, Inc.	148	14,254

Total Financials – 3.2%		27,216
Health Care

Biotechnology – 9.7%
Alexion Pharmaceuticals, Inc. (A)	29	4,037
Amgen, Inc.	54	8,021
Biogen, Inc. (A)	49	12,704
Celgene Corp. (A)	285	28,496
Gilead Sciences, Inc.	276	25,390
Vertex Pharmaceuticals, Inc. (A)	47	3,736

		82,384

Health Care Facilities – 2.3%
HCA Holdings, Inc. (A)	251	19,622

Pharmaceuticals – 5.7%
Allergan plc (A)	78	21,017
Bristol-Myers Squibb Co.	250	15,964
Shire Pharmaceuticals Group plc ADR	70	11,981

		48,962

Total Health Care – 17.7%		150,968
Industrials

Aerospace & Defense – 4.4%
Boeing Co. (The)	50	6,372
Honeywell International, Inc.	133	14,892
Lockheed Martin Corp.	65	14,287
Northrop Grumman Corp.	11	2,137

		37,688

Industrial Conglomerates – 1.1%
Danaher Corp.	101	9,543

Railroads – 4.7%
Canadian Pacific Railway Ltd.	163	21,576
Union Pacific Corp.	237	18,853

		40,429

Total Industrials – 10.2%		87,660

Information Technology

Application Software – 2.6%
Adobe Systems, Inc. (A)	238	22,296

Data Processing & Outsourced Services – 9.8%
FleetCor Technologies, Inc. (A)	81	12,049
MasterCard, Inc., Class A	381	36,005
Visa, Inc., Class A	463	35,387

		83,441

Internet Software & Services – 10.0%
Alphabet, Inc., Class A (A)	38	28,807
Alphabet, Inc., Class C (A)	32	24,098
Facebook, Inc., Class A (A)	289	32,986

		85,891

IT Consulting & Other Services – 2.1%
Cognizant Technology Solutions Corp., Class A (A)	286	17,926

Semiconductor Equipment – 3.1%
Lam Research Corp.	320	26,440

Semiconductors – 3.3%
Microchip Technology, Inc.	319	15,356
NXP Semiconductors N.V. (A)	162	13,158

		28,514

Systems Software – 4.1%
Microsoft Corp.	633	34,939

Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	234	25,546

Total Information Technology – 38.0%		324,993
Materials

Diversified Chemicals – 1.4%
PPG Industries, Inc.	109	12,119

Total Materials—1.4%		12,119

Telecommunication Services

Wireless Telecommunication Service – 1.5%
American Tower Corp., Class A	125	12,827

Total Telecommunication Services – 1.5%		12,827

TOTAL COMMON STOCKS – 97.1%		$830,618
(Cost: $649,725)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 2.8%
Air Products and Chemicals, Inc., 0.380%, 4–18–16	$4,000	3,999
Bemis Co., Inc., 0.480%, 4–19–16	5,000	4,999
DTE Gas Co., 0.480%, 4–1–16	2,436	2,436
Medtronic Global Holdings SCA, 0.570%, 4–5–16	5,000	4,999
Novartis Finance Corp. (GTD by Novartis AG), 0.410%, 4–4–16	4,000	4,000
St. Jude Medical, Inc., 0.480%, 4–19–16	3,000	2,999

		23,432

Master Note – 0.1%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (C)	1,191	1,191

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.360%, 4–7–16 (C)	1,167	1,167

TOTAL SHORT-TERM SECURITIES – 3.0%		$25,790
(Cost: $25,789)

TOTAL INVESTMENT SECURITIES – 100.1%		$856,408
(Cost: $675,514)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(1,281)

NET ASSETS – 100.0%		$855,127

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$830,618	$—	$—
Short-Term Securities	—	25,790	—
Total	$830,618	$25,790	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$675,514
Gross unrealized appreciation	198,102
Gross unrealized depreciation	(17,208)
Net unrealized appreciation	$180,894

SCHEDULE OF INVESTMENTS High Income (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$67

Total Consumer Discretionary – 0.0%			67
Industrials

Railroads – 0.1%
Kansas City Southern	3		239

Total Industrials – 0.1%			239
Utilities

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	4		106

Total Utilities – 0.0%			106

TOTAL COMMON STOCKS – 0.1%			$412
(Cost: $275)

PREFERRED STOCKS
Telecommunication Services

Integrated Telecommunication Services – 0.9%
Frontier Communications Corp., Convertible Series A, 11.125%	61		6,331

Total Telecommunication Services – 0.9%			6,331

TOTAL PREFERRED STOCKS – 0.9%			$6,331
(Cost: $6,094)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (B)	1		2

TOTAL WARRANTS – 0.0%			$2
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.9%
Acosta, Inc., 7.750%, 10–1–22 (C)	$4,985		4,623
Lamar Media Corp., 5.375%, 1–15–24	959		1,000
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	544		558
5.625%, 2–15–24	573		597

			6,778

Apparel Retail – 1.7%
Bon–Ton Stores, Inc. (The),
8.000%, 6–15–21	5,224		2,233
Hot Topic, Inc., 9.250%, 6–15–21 (C)	5,002		5,014
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	1,527		1,390
Neiman Marcus Group Ltd., Inc., 8.000%, 10–15–21 (C)	3,764		3,237
Nine West Holdings, Inc., 8.250%, 3–15–19 (C)	2,036		560

			12,434

Automotive Retail – 0.7%
Group 1 Automotive, Inc., 5.000%, 6–1–22	855		846
Sonic Automotive, Inc., 5.000%, 5–15–23	4,477		4,410

			5,256

Broadcasting – 1.3%
AMC Networks, Inc., 5.000%, 4–1–24	281		282
Clear Channel Communications, Inc., 10.000%, 1–15–18	1,383		442
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	4,494		4,421
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	221		189
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	1,780		1,633
Cumulus Media, Inc., 7.750%, 5–1–19	4,115		1,564
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23	1,094		758

			9,289

Cable & Satellite – 7.0%
Altice Financing S.A.,
6.625%, 2–15–23 (C)		708	710
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR	256	288
7.750%, 5–15–22 (C)		$9,915	9,757
6.250%, 2–15–25 (C)(E)	EUR	354	362
7.625%, 2–15–25 (C)		$1,969	1,885
Cablevision Systems Corp.,
5.875%, 9–15–22		4,858	4,093
Columbus International, Inc.,
7.375%, 3–30–21 (C)		517	551
DISH DBS Corp.:
6.750%, 6–1–21		1,936	1,999
5.875%, 7–15–22		910	862
5.000%, 3–15–23		418	372
5.875%, 11–15–24		454	416
Neptune Finco Corp.:
10.125%, 1–15–23 (C)		2,523	2,700
6.625%, 10–15–25 (C)		788	852
10.875%, 10–15–25 (C)		1,946	2,126
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (C)		4,936	4,880
6.000%, 7–15–24 (C)		8,000	8,397
VTR Finance B.V.,
6.875%, 1–15–24 (C)		8,235	8,073
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (C)(D)		844	823
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)		2,825	2,790

			51,936

Casinos & Gaming – 2.7%
Boyd Gaming Corp.,
6.375%, 4–1–26 (C)		374	388
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD	3,540	2,562
MCE Finance Ltd.,
5.000%, 2–15–21 (C)		$600	572
Studio City Finance Ltd.,
8.500%, 12–1–20 (C)		8,750	8,772
Wynn Macau Ltd.,
5.250%, 10–15–21(C)		8,498	8,009

			20,303

Distributors – 1.0%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)		8,833	7,619

Education Services – 1.9%
Laureate Education, Inc.,
10.000%, 9–1–19 (C)(F)		19,603	14,408

Leisure Facilities – 0.2%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (C)		1,742	1,690

Movies & Entertainment – 1.3%
AMC Entertainment, Inc.,
5.750%, 6–15–25		2,243	2,293
Cinemark USA, Inc.:
5.125%, 12–15–22		208	213
4.875%, 6–1–23		2,900	2,925
WMG Acquisition Corp.,
6.750%, 4–15–22 (C)		4,414	4,370

			9,801

Publishing – 0.1%
MDC Partners, Inc.,
6.500%, 5–1–24 (C)		654	668

Specialized Consumer Services – 2.3%
B–Corp Merger Sub, Inc.,
8.250%, 6–1–19		9,278	7,237
Carlson Travel Holdings,
7.500%, 8–15–19 (C)(D)		1,890	1,777
Emdeon, Inc.,
11.000%, 12–31–19		1,204	1,273
Nielsen Finance,
5.500%, 10–1–21 (C)		2,371	2,466
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)		3,885	3,982

			16,735

Specialty Stores – 1.4%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)		11,607	9,285
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (C)		1,205	1,109

			10,394

Total Consumer Discretionary – 22.5%			167,311

Consumer Staples

Food Distributors – 3.1%
Simmons Foods, Inc.,
7.875%, 10–1–21 (C)	6,612	5,570
U.S. Foodservice, Inc.,
8.500%, 6–30–19	17,304	17,780

		23,350

Packaged Foods & Meats – 1.6%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (C)(D)	1,855	1,827
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (C)	400	396
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6–1–21 (C)	372	371
5.875%, 7–15–24 (C)	4,261	3,846
5.750%, 6–15–25 (C)	1,588	1,389
Post Holdings, Inc.:
7.375%, 2–15–22	977	1,033
7.750%, 3–15–24 (C)	1,696	1,861
8.000%, 7–15–25 (C)	1,079	1,206

		11,929

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)	3,658	3,704

Total Consumer Staples – 5.2%		38,983
Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (C)(G)	4,390	3,029

Oil & Gas Drilling – 0.6%
Globe Luxembourg SCA,
9.625%, 5–1–18 (C)(F)	1,429	1,083
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (C)	1,981	1,238
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)(F)	4,063	1,940
Offshore Group Investment Ltd.,
0.000%, 11–1–19	1,693	—	*
Offshore Group Investment Ltd., Units,
1.726%, 12–31–30 (K)	3	340

		4,601

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	4,638	4,359
Key Energy Services, Inc.,
6.750%, 3–1–21	484	91

		4,450

Oil & Gas Exploration & Production – 2.0%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (C)	2,247	1,129
California Resources Corp.:
8.000%, 12–15–22 (C)	2,837	1,092
6.000%, 11–15–24	1,600	360
Chesapeake Energy Corp.:
6.500%, 8–15–17	2,207	1,479
7.250%, 12–15–18	157	86
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	6,928	3,464
Crownrock L.P.,
7.750%, 2–15–23 (C)	715	692
EnCana Corp.,
6.500%, 8–15–34	1,094	928
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (C)	2,185	2,043
8.125%, 9–15–23 (C)	758	720
Gulfport Energy Corp.,
6.625%, 5–1–23	221	206
Laredo Petroleum, Inc.,
7.375%, 5–1–22	2,112	1,829
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20	1,657	617

		14,645

Oil & Gas Refining & Marketing – 1.1%
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (C)	2,455	2,329
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (C)	2,212	2,218
6.750%, 5–1–23 (C)	3,505	3,321

		7,868

Total Energy – 4.7%		34,593

Financials

Consumer Finance – 1.0%
Creditcorp,
12.000%, 7–15–18 (C)	4,228	2,241
Quicken Loans, Inc.,
5.750%, 5–1–25 (C)	3,346	3,246
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	2,366	1,419
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	986	394

		7,300

Diversified Capital Markets – 1.1%
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	8,406	8,070

Industrial REITs – 1.2%
Aircastle Ltd.:
5.125%, 3–15–21	5,883	6,126
5.500%, 2–15–22	1,532	1,598
5.000%, 4–1–23	1,015	1,020

		8,744

Investment Banking & Brokerage – 0.1%
GFI Group, Inc.,
8.375%, 7–19–18(F)	851	902

Other Diversified Financial Services – 3.0%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (C)(D)	2,569	2,235
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (C)	9,982	8,734
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	2,672	2,739
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	11,469	8,143

		21,851

Property & Casualty Insurance – 1.9%
Hub International Ltd.,
7.875%, 10–1–21 (C)	3,563	3,509
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	10,688	10,688

		14,197

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (C)(D)	2,440	2,257

Specialized Finance – 1.1%
Flexi–Van Leasing, Inc.,
7.875%, 8–15–18 (C)	1,881	1,862
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (C)	7,798	6,239

		8,101

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (C)	4,973	4,712

Total Financials – 10.3%		76,134
Health Care

Health Care Facilities – 2.4%
Centene Escrow Corp.:
5.625%, 2–15–21 (C)	634	661
6.125%, 2–15–24 (C)	453	477
Greatbatch Ltd.,
9.125%, 11–1–23 (C)	2,788	2,764
HCA, Inc.,
5.250%, 6–15–26	652	668
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (C)	1,753	1,823
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (C)	4,847	4,847
Tenet Healthcare Corp.:
6.750%, 2–1–20	1,408	1,408
8.125%, 4–1–22	4,662	4,783

		17,431

Health Care Services – 0.6%
Truven Health Analytics, Inc.,
10.625%, 6–1–20	4,277	4,561

Health Care Supplies – 0.6%
Ortho–Clinical Diagnostics,
6.625%, 5–15–22 (C)	3,573	2,698
Universal Hospital Services, Inc.,
7.625%, 8–15–20	1,579	1,460

		4,158

Pharmaceuticals – 2.5%
Concordia Healthcare Corp.,
9.500%, 10–21–22 (C)	9,870	9,524
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (C)	2,117	2,174
JLL/Delta Dutch Pledgeco B.V.,
8.750%, 5–1–20 (C)(D)	4,505	4,392
VPII Escrow Corp.,
7.500%, 7–15–21 (C)	1,750	1,458
VRX Escrow Corp.,
5.375%, 3–15–20 (C)	1,574	1,283

		18,831

Total Health Care – 6.1%		44,981

Industrials

Aerospace & Defense – 2.5%
KLX, Inc.,
5.875%, 12–1–22 (C)	596	590
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (C)	7,777	6,144
TransDigm Group, Inc.,
7.500%, 7–15–21	1,398	1,464
TransDigm, Inc.:
6.000%, 7–15–22	5,075	5,056
6.500%, 7–15–24	5,515	5,472

		18,726

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	939	1,005
XPO Logistics, Inc.,
6.500%, 6–15–22 (C)	935	908

		1,913

Building Products – 0.8%
Ply Gem Industries, Inc.,
6.500%, 2–1–22	4,710	4,666
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22 (C)	373	385
6.125%, 7–15–23	777	738

		5,789

Diversified Support Services – 0.2%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	1,500	1,155
10.750%, 10–15–19 (C)	749	223

		1,378

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.,
7.875%, 4–1–20 (C)	3,146	3,123

Railroads – 0.6%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (C)	3,449	3,449
9.750%, 5–1–20 (C)	1,017	732

		4,181

Trading Companies & Distributors – 0.8%
HD Supply, Inc.:
11.500%, 7–15–20	3,831	4,250
5.750%, 4–15–24 (C)	1,640	1,685

		5,935

Total Industrials – 5.5%		41,045
Information Technology

Application Software – 1.6%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (C)	1,871	1,833
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (C)(D)	2,461	1,840
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (C)	8,916	8,158

		11,831

Communications Equipment – 0.4%
West Corp.,
5.375%, 7–15–22 (C)	2,902	2,662

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (C)	1,110	1,124
6.375%, 4–1–20 (C)	3,362	3,421
5.375%, 8–1–22 (C)	4,224	3,960
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (C)	8,150	7,864

		16,369

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	2,639	1,933

IT Consulting & Other Services – 0.8%
NCR Escrow Corp.:
5.875%, 12–15–21	2,509	2,566
6.375%, 12–15–23	3,346	3,446

		6,012

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	170	170

Semiconductors – 0.7%
Micron Technology, Inc.:
5.875%, 2–15–22	3,267	2,826
5.500%, 2–1–25	3,064	2,484

		5,310

Technology Hardware, Storage & Peripherals – 0.1%
Western Digital Corp.:
7.375%, 4–1–23 (C)	468	478
10.500%, 4–1–24 (C)	468	468

		946

Total Information Technology – 6.1%		45,233
Materials

Aluminum – 1.2%
Constellium N.V.:
8.000%, 1–15–23 (C)	3,774	3,128
5.750%, 5–15–24 (C)	1,851	1,328
Wise Metals Group LLC,
8.750%, 12–15–18 (C)	2,712	2,387
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (C)(D)	5,405	2,459

		9,302

Construction Materials – 0.7%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (C)	6,615	5,524

Diversified Chemicals – 0.1%
PSPC Escrow II Corp.,
10.375%, 5–1–21 (C)	608	588

Diversified Metals & Mining – 2.1%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (C)(D)	4,586	459
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (C)	489	286
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (C)	8,482	8,100
9.750%, 3–1–22 (C)	371	370
6.875%, 4–1–22 (C)	5,144	4,115
Lundin Mining Corp.:
7.500%, 11–1–20 (C)	1,326	1,275
7.875%, 11–1–22 (C)	1,091	1,036

		15,641

Metal & Glass Containers – 1.5%
Ardagh Finance Holdings,
8.625%, 6–15–19 (C)(D)	2,998	2,893
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (C)	517	491
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	2,746	2,760
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	2,578	2,114
Signode Industrial Group,
6.375%, 5–1–22 (C)	2,865	2,604

		10,862

Paper Packaging – 0.3%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (C)	790	783
Exopack Holdings S.A.,
7.875%, 11–1–19 (C)	610	546
Reynolds Group Holdings Ltd.,
9.875%, 8–15–19	746	772

		2,101

Total Materials – 5.9%		44,018
Telecommunication Services

Alternative Carriers – 0.8%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	1,880	1,640
Level 3 Communications, Inc.,
5.750%, 12–1–22	1,317	1,360
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	3,015	3,062

		6,062

Integrated Telecommunication Services – 3.3%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (C)	377	250
Frontier Communications Corp.:
8.875%, 9–15–20 (C)	2,664	2,780
6.250%, 9–15–21	1,501	1,387
10.500%, 9–15–22 (C)	1,567	1,606
7.125%, 1–15–23	367	325
6.875%, 1–15–25	1,041	879
11.000%, 9–15–25 (C)	1,763	1,772
GCI, Inc.,
6.875%, 4–15–25	3,604	3,676
Sprint Corp.:
7.250%, 9–15–21	8,023	6,128
7.875%, 9–15–23	5,563	4,242
7.125%, 6–15–24	2,049	1,521

		24,566

Wireless Telecommunication Service – 2.0%
Sable International Finance Ltd.,
6.875%, 8–1–22 (C)	3,844	3,844
Sprint Nextel Corp.:
6.000%, 12–1–16	905	899
9.125%, 3–1–17	466	474
8.375%, 8–15–17	1,574	1,556
9.000%, 11–15–18 (C)	569	596
7.000%, 8–15–20	466	371
T–Mobile USA, Inc.:
6.464%, 4–28–19	1,350	1,377
6.731%, 4–28–22	196	205
6.000%, 4–15–24	1,870	1,894
6.500%, 1–15–26	3,251	3,377

		14,593

Total Telecommunication Services – 6.1%		45,221

TOTAL CORPORATE DEBT SECURITIES – 72.4%			$537,519
(Cost: $604,880)

LOANS(F)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		1,943	1,746

Apparel Retail – 1.4%
Talbots, Inc. (The):
5.500%, 3–19–20		2,337	2,177
9.500%, 3–19–21		6,493	6,044
True Religion Apparel, Inc.,
5.875%, 7–30–19		4,234	1,864

			10,085

Auto Parts & Equipment – 0.4%
Direct ChassisLink, Inc.,
8.250%, 11–12–19		3,577	3,386

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (E)	CAD	1,926	1,479
5.950%, 11–26–19 (E)		5	4

			1,483

General Merchandise Stores – 0.9%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$4,277	3,928
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		6,634	2,720

			6,648

Housewares & Specialties – 0.2%
KIK Custom Products, Inc.,
6.000%, 8–26–22		1,547	1,489

Movies & Entertainment – 0.3%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22		2,164	1,981

Specialized Consumer Services – 0.1%
Wand Intermediate I L.P.,
8.250%, 9–17–22		557	501

Total Consumer Discretionary – 3.7%			27,319
Consumer Staples

Food Distributors – 0.1%
Performance Food Group, Inc.:
6.000%, 11–14–19		133	133
7.500%, 11–14–19		567	567

			700

Food Retail – 0.4%
Focus Brands, Inc.,
10.250%, 8–21–18		2,837	2,819

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc.,
9.250%, 10–21–22		1,807	1,672

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–30–22		1,386	1,275

Total Consumer Staples – 0.9%			6,466
Energy

Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12–16–20		1,940	1,147

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20		2,423	1,631

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas LLC,
11.750%, 12–31–18 (G)		468	12

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC:
6.750%, 8–12–20		920	819
11.750%, 2–16–21		857	712

			1,531

Total Energy – 0.6%			4,321
Financials

Consumer Finance – 0.2%
TransFirst, Inc.,
10.500%, 11–12–22		1,315	1,314

Other Diversified Financial Services – 0.4%
WP Mustang Holdings LLC,
8.500%, 5–29–22		3,313	3,258

Total Financials – 0.6%			4,572

Health Care

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6–13–20	3,580	3,577

Life Sciences Tools & Services – 0.3%
Atrium Innovations, Inc.,
7.750%, 8–10–21	2,893	2,329

Total Health Care – 0.8%		5,906
Industrials

Building Products – 0.8%
C.H.I. Overhead Doors, Inc.,
8.750%, 7–31–23	1,935	1,799
GYP Holdings III Corp.,
7.750%, 4–1–22	3,358	2,947
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	1,785	1,071

		5,817

Construction & Engineering – 0.2%
Tensar International Corp.:
5.750%, 7–10–21	815	660
9.500%, 7–10–22	1,122	695

		1,355

Industrial Conglomerates – 0.1%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	2,072	1,216

Industrial Machinery – 0.7%
Dynacast International LLC,
9.500%, 1–30–23	5,443	5,008

Research & Consulting Services – 0.1%
Larchmont Resources LLC,
9.750%, 8–7–19	2,772	1,220

Total Industrials – 1.9%		14,616
Information Technology

Application Software – 4.0%
Applied Systems, Inc.,
7.500%, 1–23–22	2,311	2,175
Aptean Holdings, Inc.,
5.250%, 2–27–20	1,305	1,268
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	21,504	22,055
TIBCO Software, Inc.:
0.000%, 12–4–20 (H)	950	852
6.500%, 12–4–20	3,287	2,947

		29,297

Internet Software & Services – 0.6%
TravelCLICK, Inc. & TCH–2 Holdings LLC:
5.500%, 5–12–21	2,201	2,091
8.750%, 11–12–21	2,827	2,488

		4,579

IT Consulting & Other Services – 0.9%
Active Network, Inc. (The):
5.500%, 11–15–20	2,003	1,898
9.500%, 11–15–21	2,881	2,477
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	2,488	1,777
9.250%, 7–13–21	1,587	730

		6,882

Total Information Technology – 5.5%		40,758
Materials

Diversified Metals & Mining – 0.3%
EP Minerals LLC,
8.500%, 8–20–21	996	897
FMG Resources Pty Ltd,
0.000%, 6–30–19 (H)	1,769	1,490

		2,387

Paper Packaging – 0.4%
FPC Holdings, Inc.,
9.250%, 5–27–20	1,740	1,114
Ranpak (Rack Merger),
8.250%, 10–1–22	1,982	1,685

		2,799

Specialty Chemicals – 0.7%
Chemstralia Ltd.,
7.250%, 2–26–22	4,428	4,295
Chromaflo Technologies Corp.,
8.250%, 6–2–20	1,145	859
MacDermid, Inc.,
0.000%, 6–7–20 (H)	281	271

		5,425

Total Materials – 1.4%		10,611

TOTAL LOANS – 15.4%		$114,569
(Cost: $134,543)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper(I) – 9.1%
Baxter International, Inc.,
0.730%, 4–4–16	7,000	7,000
Bemis Co., Inc.:
0.460%, 4–12–16	2,000	2,000
0.480%, 4–19–16	5,000	4,999
0.500%, 4–26–16	5,000	4,998

DTE Gas Co.:
0.480%, 4–1–16	4,000	4,000
0.550%, 4–4–16	4,600	4,600
HP, Inc.:
0.340%, 4–15–16	5,200	5,199
0.360%, 4–18–16	4,000	3,999
Kroger Co. (The),
0.700%, 4–4–16	7,000	7,000
NBCUniversal Enterprise, Inc.,
0.770%, 4–5–16	7,000	6,999
Rockwell Automation, Inc.,
0.550%, 4–7–16	3,000	3,000
United Technologies Corp.:
0.680%, 4–5–16	3,500	3,500
0.680%, 4–6–16	10,000	9,999

		67,293

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (J)	2,473	2,473

Municipal Obligations – 0.0%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.390%, 4–1–16 (J)	293	293

TOTAL SHORT–TERM SECURITIES – 9.4%		$70,059
(Cost: $70,055)

TOTAL INVESTMENT SECURITIES – 98.2%		$728,892
(Cost: $815,919)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		13,362

NET ASSETS – 100.0%		$742,254

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non–income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the total value of these securities amounted to $374,943 or 50.5% of net assets.

(D)	Payment–in–kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.

(G)	Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(H)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(I)	Rate shown is the yield to maturity at March 31, 2016.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

(K)	Unit is comprised of $172.61 principal amount of New Secured Convertible PIK Notes and one New Common Share.

The following forward foreign currency contracts were outstanding at March 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	5,329	U.S. Dollar	4,100	4–26–16	Morgan Stanley International	$—	$3
Euro	578	U.S. Dollar	654	4–26–16	Morgan Stanley International	—	4

						$—	$7

The following total return swap agreements were outstanding at March 31, 2016:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Appreciation
Morgan Stanley & Co., Inc.	iBoxx $ Liquid High Yield Index	06/20/2016	$2,467	3M LIBOR less 0.41528%	$16

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Portfolio pays the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market–linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$67
Industrials	239	—	—
Utilities	106	—	—
Total Common Stocks	$345	$—	$67
Preferred Stocks	6,331	—	—
Warrants	—	2	—
Corporate Debt Securities	—	537,519	—	*
Loans	—	89,193	25,376
Short–Term Securities	—	70,059	—
Total	$6,676	$696,773	$25,443
Total Return Swaps	$—	$16	$—
Liabilities
Forward Foreign Currency Contracts	$—	$7	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 1–1–16	$62	$40,479
Net realized gain (loss)	—	(1,467)
Net unrealized appreciation (depreciation)	5	(1,025)
Purchases	—	—
Sales	—	(12,926)
Amortization/Accretion of premium/discount	—	(173)
Transfers into Level 3 during the period	—	10,475
Transfers out of Level 3 during the period	—	(9,987)
Ending Balance 3–31–16	$67	$25,376
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3–31–16	$5	$(2,103)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2016, there were no transfers between Levels 1 and 2.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3–31–16	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$67	Broker	Broker quotes
Loans	$25,376	Third–party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$815,919
Gross unrealized appreciation	5,260
Gross unrealized depreciation	(92,287)
Net unrealized depreciation	$(87,027)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 0.5%
Oil Search Ltd.	293	$1,521
Santos Ltd.	639	1,973

		3,494

Financials – 1.7%
Westpac Banking Corp.	458	10,662

Health Care – 1.0%
Cochlear Ltd.	78	6,135

Materials – 1.7%
Amcor Ltd.	984	10,826

Total Australia – 4.9%		$31,117
Brazil

Consumer Staples – 0.9%
Hypermarcas S.A. (A)	771	6,008

Total Brazil – 0.9%		$6,008
Canada

Energy – 0.9%
Suncor Energy, Inc.	214	5,965

Industrials – 1.2%
Canadian Pacific Railway Ltd.	57	7,577

Total Canada – 2.1%		$13,542
China

Consumer Discretionary – 1.4%
JD.com, Inc. ADR (A)	340	9,002

Consumer Staples – 1.6%
Kweichow Moutai Co. Ltd., Class A	267	10,208

Financials – 1.3%
PICC Property and Casualty Co. Ltd., H Shares	4,493	8,235

Information Technology – 0.7%
Alibaba Group Holding Ltd. ADR (A)	56	4,442

Total China – 5.0%		$31,887
Denmark

Financials – 1.4%
Danske Bank A.S.	324	9,145

Total Denmark – 1.4%		$9,145
Finland

Information Technology – 1.9%
Nokia Corp., Series A ADR	804	4,752
Nokia OYJ	1,299	7,724

		12,476

Total Finland – 1.9%		$12,476
France

Consumer Staples – 1.8%
Pernod Ricard	100	11,140

Industrials – 2.7%
Bouygues S.A.	229	9,340
European Aeronautic Defence and Space Co.	120	7,961

		17,301

Utilities – 1.4%
ENGIE	581	9,015

Total France – 5.9%		$37,456
Germany

Consumer Staples – 0.6%
METRO AG	119	3,678

Financials – 0.6%
Deutsche Boerse AG	46	3,923

Health Care – 5.1%
Bayer AG	67	7,892
Fresenius Medical Care AG & Co. KGaA	112	9,894
Fresenius SE & Co. KGaA	206	15,019

		32,805

Industrials – 1.9%
Deutsche Post AG	427	11,862

Total Germany – 8.2%		$52,268
Hong Kong

Financials – 3.0%
AIA Group Ltd.	1,947	11,033
Cheung Kong (Holdings) Ltd.	640	8,305

		19,338

Total Hong Kong – 3.0%		$19,338

Ireland

Financials – 0.9%
Bank of Ireland (A)	19,591	5,684

Health Care – 1.9%
Shire Pharmaceuticals Group plc ADR	70	11,970

Materials – 2.8%
CRH plc	342	9,668
James Hardie Industries plc, Class C	616	8,439

		18,107

Total Ireland – 5.6%		$35,761
Israel

Health Care – 2.4%
Teva Pharmaceutical Industries Ltd. ADR	282	15,102

Total Israel – 2.4%		$15,102
Italy

Financials – 1.3%
Banca Intesa S.p.A.	3,103	8,593

Total Italy – 1.3%		$8,593
Japan

Consumer Discretionary – 6.4%
Bridgestone Corp.	442	16,526
Honda Motor Co. Ltd.	473	12,981
Isuzu Motors Ltd.	756	7,805
Nissin Kogyo Co. Ltd.	252	3,389

		40,701

Energy – 0.9%
Inpex Corp.	779	5,905

Financials – 3.0%
Dai-ichi Mutual Life Insurance Co. (The)	539	6,522
Sumitomo Mitsui Financial Group, Inc.	210	6,376
Tokio Marine Holdings, Inc.	192	6,472

		19,370

Industrials – 3.3%
Komatsu Ltd.	517	8,793
Mitsubishi Heavy Industries Ltd.	3,265	12,129

		20,922

Information Technology – 0.7%
Seiko Epson Corp.	296	4,778

Telecommunication Services – 3.3%
SoftBank Group Corp.	445	21,193

Total Japan – 17.6%		$112,869
Mexico

Telecommunication Services – 1.1%
America Movil S.A.B. de C.V.	6	93
America Movil S.A.B. de C.V., Series L (A)	8,818	6,860

		6,953

Total Mexico – 1.1%		$6,953

Netherlands

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	630	7,624

Total Netherlands – 1.2%		$7,624
South Africa

Consumer Discretionary – 1.6%
Naspers Ltd., Class N	73	10,205

Total South Africa – 1.6%		$10,205
South Korea

Information Technology – 1.3%
Samsung Electronics Co. Ltd.	7	7,996

Total South Korea – 1.3%		$7,996
Sweden

Information Technology – 1.9%
Telefonaktiebolaget LM Ericsson ADR	161	1,610
Telefonaktiebolaget LM Ericsson, B Shares	1,047	10,487

		12,097

Materials – 2.2%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	457	14,272

Total Sweden – 4.1%		$26,369
Switzerland

Consumer Staples – 0.5%
Nestle S.A., Registered Shares	48	3,609

Health Care – 2.4%
Novartis AG ADR	26	1,869
Novartis AG, Registered Shares	90	6,531
Roche Holdings AG, Genusscheine	28	6,917

		15,317

Industrials – 1.6%
Adecco S.A.	156	10,183

Total Switzerland – 4.5%		$29,109

United Kingdom

Consumer Discretionary – 3.7%
Carnival plc	73	3,917
Marks and Spencer Group plc	1,066	6,218
WPP Group plc	587	13,715

		23,850

Consumer Staples – 4.2%
Diageo plc	233	6,291
Diageo plc ADR	27	2,869
Imperial Tobacco Group plc	159	8,810
Unilever plc	195	8,809

		26,779

Energy – 2.5%
BP plc	1,434	7,211
Royal Dutch Shell plc, Class A	8	182
Royal Dutch Shell plc, Class B	359	8,767

		16,160

Financials – 3.4%
Aviva plc	1,381	9,048
HSBC Holdings plc	594	3,704
Legal & General Group plc	2,743	9,265

		22,017

Health Care – 2.5%
Shire plc	103	5,845
Smith & Nephew plc	609	10,040

		15,885

Industrials – 2.3%
BAE Systems plc	2,012	14,707

Materials – 1.3%
Rio Tinto plc	219	6,162
Rio Tinto plc ADR	71	2,013

		8,175

Total United Kingdom – 19.9%		$127,573

United States

Consumer Discretionary – 0.8%
Carnival Corp.	101	5,335

Information Technology – 1.9%
Cognizant Technology Solutions Corp., Class A(A)	189	11,858

Total United States – 2.7%		$17,193

TOTAL COMMON STOCKS – 96.6%		$618,584
(Cost: $653,144)

SHORT-TERM SECURITIES	Principal

Commercial Paper(B) – 2.5%
Army & Air Force Exchange Service
0.350%, 4–1–16	$3,612	3,612
NBCUniversal Enterprise, Inc.
0.770%, 4–5–16	3,394	3,394
Novartis Securities Investment Ltd. (GTD by Novartis AG)
0.330%, 4–18–16	6,000	5,999
St. Jude Medical, Inc.
0.480%, 4–19–16	3,000	2,999

		16,004

Master Note – 0.2%
Toyota Motor Credit Corp.
0.443%, 4–6–16(C)	1,327	1,327

TOTAL SHORT-TERM SECURITIES – 2.7%		$17,331
(Cost: $17,330)

TOTAL INVESTMENT SECURITIES – 99.3%		$635,915
(Cost: $670,474)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		4,162

NET ASSETS – 100.0%		$640,077

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	42,650	U.S. Dollar	48,298	4-26-16	Barclays Capital, Inc.	$—	$265

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Hypermarcas S.A.	Morgan Stanley & Co., Inc.	Call	62,000	April 2016	BRL27.00	$10	$(26)
	Morgan Stanley & Co., Inc.	Call	62,000	April 2016	28.00	12	(14)
						$22	$(40)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$618,584	$—	$—
Short-Term Securities	—	17,331	—
Total	$618,584	$17,331	$—
Liabilities
Forward Foreign Currency Contracts	$—	$265	$—
Written Options	$—	$40	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$670,474
Gross unrealized appreciation	32,678
Gross unrealized depreciation	(67,237)
Net unrealized depreciation	$(34,559)

SCHEDULE OF INVESTMENTS Limited–Term Bond (in thousands)	MARCH 31, 2016 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Apparel Retail – 0.6%
Limited Brands, Inc., 8.500%, 6–15–19	$1,046	$1,224
TJX Cos., Inc. (The), 2.750%, 6–15–21	1,000	1,038

		2,262

Apparel, Accessories & Luxury Goods – 1.7%
Hanesbrands, Inc.,
6.375%, 12–15–20	4,718	4,883
LVMH Moet Hennessy–Louis Vuitton,
1.625%, 6–29–17 (A)	1,725	1,736

		6,619

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc.,
8.000%, 10–1–19	2,000	2,358

Automobile Manufacturers – 1.5%
Toyota Motor Credit Corp.:
2.000%, 9–15–16	1,750	1,760
2.000%, 10–24–18	4,000	4,073

		5,833

Cable & Satellite – 2.5%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	2,592	2,930
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	1,076	1,114
Time Warner Cable, Inc.,
5.850%, 5–1–17	1,901	1,982
Time Warner Co., Inc. (GTD by Time Warner, Inc.), 7.250%, 10–15–17	3,337	3,617

		9,643

General Merchandise Stores – 1.0%
Dollar General Corp.,
4.125%, 7–15–17	4,000	4,129

Internet Retail – 1.2%
Amazon.com, Inc.:
1.200%, 11–29–17	2,000	2,003
3.800%, 12–5–24	2,520	2,755

		4,758

Leisure Products – 0.2%
Mattel, Inc.,
2.500%, 11–1–16	1,000	1,008

Total Consumer Discretionary – 9.3%		36,610
Consumer Staples

Brewers – 0.5%
Anheuser–Busch InBev S.A./N.V.,
3.300%, 2–1–23	1,815	1,887

Distillers & Vintners – 0.7%
Beam, Inc.,
1.875%, 5–15–17	2,672	2,685

Drug Retail – 0.5%
CVS Caremark Corp.,
2.250%, 12–5–18	2,000	2,049

Food Distributors – 0.7%
Bestfoods,
7.000%, 10–15–17	2,500	2,714

Food Retail – 0.6%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,534

Packaged Foods & Meats – 1.2%
Hershey Co. (The), 1.600%, 8–21–18	2,000	2,017
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 2.650%, 8–15–19	2,459	2,522

		4,539

Total Consumer Staples – 4.2%		16,408

Energy

Integrated Oil & Gas – 0.4%
Statoil ASA (GTD by Statoil Petroleum AS), 1.950%, 11–8–18	1,500	1,513

Oil & Gas Equipment & Services – 1.1%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	1,850	2,027
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 1.950%, 9–14–16 (A)	1,000	1,003
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.), 1.250%, 8–1–17(A)	1,500	1,489

		4,519

Oil & Gas Exploration & Production – 1.9%
BP Capital Markets plc (GTD by BP plc), 1.674%, 2–13–18	3,750	3,755
ConocoPhillips Co. (GTD by ConocoPhillips), 3.350%, 11–15–24	1,000	967
EQT Corp.,
8.125%, 6–1–19	2,650	2,856

		7,578

Oil & Gas Refining & Marketing – 0.7%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc), 2.000%, 11–15–18	2,625	2,659

Oil & Gas Storage & Transportation – 1.4%
El Paso Corp.,
7.000%, 6–15–17	2,000	2,098
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	2,000	1,965
TransCanada PipeLines Ltd.,
3.125%, 1–15–19	1,250	1,264

		5,327

Total Energy – 5.5%		21,596
Financials

Asset Management & Custody Banks – 0.8%
Ares Capital Corp.,
3.875%, 1–15–20	2,820	2,891

Consumer Finance – 5.0%
American Express Credit Corp.,
1.300%, 7–29–16	1,978	1,981
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,143
2.125%, 10–10–18	3,000	3,055
Capital One Financial Corp.,
6.750%, 9–15–17	1,000	1,065
Caterpillar Financial Services Corp.,
1.000%, 11–25–16	3,000	3,006
Discover Financial Services,
3.950%, 11–6–24	3,000	2,966
Ford Motor Credit Co. LLC:
1.500%, 1–17–17	2,200	2,197
5.000%, 5–15–18	1,126	1,189
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 4.200%, 3–1–21	1,000	1,033
Hyundai Capital America:
1.875%, 8–9–16 (A)	1,000	1,002
2.875%, 8–9–18 (A)	1,000	1,018

		19,655

Diversified Banks – 4.2%
Ally Financial, Inc.,
5.500%, 2–15–17	1,630	1,660
Bank of America Corp.,
5.650%, 5–1–18	1,000	1,074
Bank of New York Mellon Corp. (The), 2.300%, 9–11–19	2,550	2,614
Bear Stearns Co., Inc. (The), 6.400%, 10–2–17	2,000	2,140
HSBC Bank plc,
3.100%, 5–24–16 (A)	1,000	1,003
HSBC Holdings plc,
3.400%, 3–8–21	1,000	1,021
Huntington Bancshares, Inc.,
3.150%, 3–14–21	1,000	1,015
Huntington National Bank,
2.200%, 11–6–18	1,000	1,004
KeyCorp.,
2.900%, 9–15–20	3,000	3,050
Wachovia Corp.,
5.750%, 2–1–18	1,500	1,615

		16,196

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The):
5.625%, 1–15–17	2,500	2,579
2.750%, 9–15–20	800	812
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	2,000	2,126
Morgan Stanley,
2.450%, 2–1–19	3,000	3,045

		8,562

Life & Health Insurance – 2.1%
Aflac, Inc.,
3.625%, 11–15–24	2,204	2,297
Athene Global Funding,
2.875%, 10–23–18 (A)	2,550	2,511
New York Life Global Funding,
1.550%, 11–2–18 (A)	1,500	1,504
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	2,000	2,028

		8,340

Other Diversified Financial Services – 2.5%
Citigroup, Inc.,
1.300%, 11–15–16	2,000	2,003
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,000	1,046
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	1,100	1,118
JPMorgan Chase & Co.:
6.000%, 1–15–18	1,316	1,417
2.550%, 3–1–21	1,000	1,009
USAA Capital Corp.,
2.450%, 8–1–20 (A)	3,245	3,325

		9,918

Property & Casualty Insurance – 1.4%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	1,500	1,526
Berkshire Hathaway, Inc.:
2.100%, 8–14–19	3,000	3,058
2.750%, 3–15–23	1,000	1,020

		5,604

Regional Banks – 0.9%
PNC Bank N.A.,
1.300%, 10–3–16	2,000	2,004
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	1,447	1,655

		3,659

Total Financials–19.1%		74,825
Health Care

Biotechnology – 0.6%
Amgen, Inc.,
5.850%, 6–1–17	2,373	2,498

Health Care Services – 0.2%
Quest Diagnostics, Inc.,
3.200%, 4–1–16	544	544

Health Care Supplies – 2.2%
Catholic Health Initiatives,
2.600%, 8–1–18	3,575	3,642
DENTSPLY International, Inc.,
2.750%, 8–15–16	1,000	1,005
Medtronic, Inc.,
3.500%, 3–15–25	2,748	2,933
Stryker Corp.,
2.625%, 3–15–21	1,000	1,020

		8,600

Pharmaceuticals – 0.7%
AbbVie, Inc.,
2.500%, 5–14–20	1,200	1,222
Mylan, Inc.,
1.350%, 11–29–16	1,500	1,490

		2,712

Total Health Care – 3.7%		14,354
Industrials

Aerospace & Defense – 1.7%
BAE Systems Holdings, Inc.,
3.850%, 12–15–25 (A)	1,500	1,544
Exelis, Inc.:
4.250%, 10–1–16	2,150	2,181
5.550%, 10–1–21	460	513
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (A)	2,257	2,364

		6,602

Air Freight & Logistics – 0.7%
FedEx Corp.,
8.000%, 1–15–19	2,252	2,640

Airlines – 1.0%
Southwest Airlines Co.:
5.125%, 3–1–17	2,263	2,339
2.650%, 11–5–20	1,500	1,530

		3,869

Environmental & Facilities Services – 1.9%
Republic Services, Inc.,
3.800%, 5–15–18	4,000	4,171
Waste Management, Inc.:
6.100%, 3–15–18	2,540	2,775
7.100%, 8–1–26	550	716

		7,662

Industrial Conglomerates – 0.7%
General Electric Capital Corp.,
5.012%, 1–1–24	2,586	2,855

Railroads – 0.8%
Burlington Northern Santa Fe Corp.,
5.750%, 3–15–18	2,750	2,991

Trading Companies & Distributors – 0.5%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	2,054	2,157

Total Industrials – 7.3%		28,776
Information Technology

Communications Equipment – 0.8%
Cisco Systems, Inc.,
2.200%, 2–28–21	2,000	2,044
Juniper Networks, Inc.,
3.125%, 2–26–19	1,000	1,017

		3,061

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corp.,
6.375%, 4–1–20 (A)	1,000	1,018
Visa, Inc.,
2.800%, 12–14–22	3,375	3,523

		4,541

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc.,
7.750%, 7–15–16	3,000	3,043

Semiconductors – 0.3%
Intel Corp.,
2.450%, 7–29–20	1,000	1,035

Systems Software – 1.3%
CA, Inc.,
5.375%, 12–1–19	1,000	1,094
Microsoft Corp.,
2.000%, 11–3–20	4,000	4,100

		5,194

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.,
1.550%, 2–7–20	2,500	2,511

Total Information Technology – 5.0%		19,385
Materials

Diversified Chemicals – 0.2%
Dow Chemical Co. (The),
4.250%, 11–15–20	724	788

Metal & Glass Containers – 0.3%
FBG Finance Ltd.,
7.875%, 6–1–16 (A)	1,000	1,011

Specialty Chemicals – 0.5%
Methanex Corp.,
3.250%, 12–15–19	2,163	2,013

Total Materials – 1.0%		3,812
Telecommunication Services

Integrated Telecommunication Services – 1.4%
CC Holdings GS V LLC,
2.381%, 12–15–17	1,000	1,009
SBA Tower Trust,
2.240%, 4–16–18 (A)	1,700	1,688
Verizon Communications, Inc.,
6.350%, 4–1–19	2,455	2,781

		5,478

Wireless Telecommunication Service – 1.2%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,544
5.900%, 11–1–21	1,000	1,143
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	1,000	1,001

		4,688

Total Telecommunication Services – 2.6%		10,166
Utilities

Electric Utilities – 1.3%
Entergy Texas, Inc.,
2.550%, 6–1–21	1,275	1,282
Kansas City Power & Light Co.,
7.150%, 4–1–19	2,590	2,980
National Rural Utilities Cooperative Finance Corp.,
1.650%, 2–8–19	1,000	1,003

		5,265

Multi–Utilities – 1.1%
Dominion Resources, Inc.,
6.400%, 6–15–18	3,000	3,264
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	1,000	995

		4,259

Total Utilities – 2.4%		9,524

TOTAL CORPORATE DEBT SECURITIES – 60.1%		$235,456
(Cost: $232,605)

MORTGAGE–BACKED SECURITIES
Other – 0.2%
CFCRE Commercial Mortgage Trust, Series 2015 –RUM, Class B,
2.577%, 7–15–30 (A)(B)	870	844

TOTAL MORTGAGE–BACKED SECURITIES – 0.2%		$844
(Cost: $861)

MUNICIPAL BONDS–TAXABLE

California – 0.7%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	1,200	1,314
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	1,500	1,534

		2,848

TOTAL MUNICIPAL BONDS – TAXABLE – 0.7%		$2,848
(Cost: $2,813)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 1.7%
Federal Home Loan Bank,
2.750%, 3–2–26	2,000	1,993
Ukraine Government AID Bond,
1.844%, 5–16–19	4,500	4,561

		6,554

Mortgage–Backed Obligations – 23.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.699%, 5–25–18	1,050	1,075
3.548%, 2–25–22 (A)(B)	1,000	923
4.000%, 6–15–26	4,165	4,527
4.881%, 7–25–44 (A)(B)	1,100	1,146
4.949%, 8–25–44 (A)(B)	1,000	1,087
4.161%, 9–25–44 (A)(B)	2,000	2,058
4.349%, 12–25–44 (A)(B)	3,047	3,230
3.751%, 2–25–45 (A)(B)	1,906	1,961
4.344%, 1–25–46 (A)(B)	1,000	1,059
4.595%, 11–25–46 (A)(B)	1,557	1,669
4.423%, 12–25–48 (A)(B)	3,625	3,859
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 8–1–28	3,885	4,066
3.000%, 9–1–28	3,806	3,984
3.500%, 10–1–28	4,456	4,713
3.000%, 11–1–29	1,675	1,755
4.500%, 8–1–30	1,274	1,393
2.500%, 5–15–44	1,026	1,059
4.286%, 7–25–48 (A)(B)	1,275	1,286

Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11–1–18	1,700	1,764
3.000%, 2–25–25	2,421	2,551
3.510%, 4–25–29	2,500	2,547
2.375%, 2–24–31	1,500	1,500
2.000%, 4–25–39	1,297	1,291
2.000%, 4–25–40	1,328	1,337
2.500%, 11–25–45	3,622	3,711
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
4.580%, 6–1–19	3,585	3,904
4.637%, 7–1–20	2,437	2,672
3.680%, 2–1–21	1,336	1,391
4.380%, 6–1–21	1,820	2,022
5.500%, 10–1–21	685	729
5.450%, 10–18–21	4,640	4,753
2.375%, 4–25–28	3,275	3,275
3.000%, 7–1–28	3,664	3,833
3.000%, 9–1–28	1,983	2,074
4.000%, 12–1–31	2,906	3,133
2.000%, 10–25–41	2,458	2,470
2.500%, 12–25–45	3,720	3,808
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	1,608	1,600

		91,215

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 25.0%		$97,769
(Cost: $96,976)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.8%
U.S. Treasury Notes:
0.625%, 9–30–17	20,000	19,975
0.750%, 10–31–17	5,000	5,002
2.750%, 2–28–18	9,000	9,345
2.000%, 8–15–25	3,850	3,925

		38,247

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.8%		$38,247
(Cost: $38,080)

SHORT–TERM SECURITIES

Commercial Paper(C) – 2.9%
Army & Air Force Exchange Service,
0.350%, 4–1–16	3,371	3,371
Danaher Corp.,
0.450%, 4–6–16	4,000	4,000
United Technologies Corp.,
0.470%, 4–13–16	4,000	3,999

		11,370

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (D)	1,553	1,553

TOTAL SHORT–TERM SECURITIES – 3.3%		$12,923
(Cost: $12,923)

TOTAL INVESTMENT SECURITIES – 99.1%		$388,087
(Cost: $384,258)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		3,694

NET ASSETS – 100.0%		$391,781

Notes to Schedule of Investments

(A) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016 the total value of these securities amounted to $47,667 or 12.2% of net assets.

(B) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.
(C) Rate shown is the yield to maturity at March 31, 2016.
(D) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three – level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three – tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$235,456	$—
Mortgage – Backed Securities	—	844	—
Municipal Bonds	—	2,848	—
United States Government Agency Obligations	—	97,769	—
United States Government Obligations	—	38,247	—
Short – Term Securities	—	12,923	—
Total	$—	$388,087	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$384,258
Gross unrealized appreciation	4,592
Gross unrealized depreciation	(763)
Net unrealized appreciation	$3,829

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 3.0%
Motorcar Parts of America, Inc. (A)	41	$1,542

Broadcasting – 1.7%
Entravision Communications Corp.	114	851

Education Services – 1.5%
2U, Inc. (A)	35	787

Home Improvement Retail – 3.8%
Tile Shop Holdings, Inc. (A)	131	1,947

Leisure Products – 3.3%
Nautilus Group, Inc. (The) (A)	88	1,704

Restaurants – 4.7%
Dave & Buster’s Entertainment, Inc. (A)	22	857
Kona Grill, Inc. (A)	74	959
Potbelly Corp. (A)	46	629

		2,445

Specialty Stores – 3.0%
Sportsman’s Warehouse Holdings, Inc. (A)	123	1,545

Total Consumer Discretionary – 21.0%		10,821
Consumer Staples

Packaged Foods & Meats – 1.2%
Inventure Foods, Inc. (A)	105	592

Personal Products – 2.2%
Inter Parfums, Inc.	37	1,140

Total Consumer Staples – 3.4%		1,732
Energy

Oil & Gas Equipment & Services – 1.4%
Natural Gas Services Group, Inc. (A)	33	714

Oil & Gas Exploration & Production – 0.5%
Laredo Petroleum Holdings, Inc. (A)	35	277

Total Energy – 1.9%		991
Financials

Asset Management & Custody Banks – 1.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47	900

Total Financials – 1.7%		900
Health Care

Biotechnology – 2.4%
Natera, Inc. (A)	45	426
NewLink Genetics Corp. (A)	13	240
Repligen Corp. (A)	22	588

		1,254

Health Care Equipment – 3.5%
Avinger, Inc. (A)	56	533
K2M Group Holdings, Inc. (A)	45	663
Oxford Immunotec Global plc (A)	62	616

		1,812

Health Care Facilities – 2.1%
Surgical Care Affiliates, Inc. (A)	23	1,079

Health Care Services – 1.6%
Adeptus Health, Inc., Class A (A)	14	805

Health Care Supplies – 3.9%
Endologix, Inc. (A)	97	807
ICU Medical, Inc. (A)	12	1,207

		2,014

Health Care Technology – 6.5%
Evolent Health, Inc., Class A (A)	44	460
Imprivata, Inc. (A)	98	1,235
Omnicell, Inc. (A)	35	976
Press Ganey Holdings, Inc. (A)	23	695

		3,366

Pharmaceuticals – 5.6%
Aerie Pharmaceuticals, Inc. (A)	47	576
Intersect ENT, Inc. (A)	72	1,376
Intra-Cellular Therapies, Inc. (A)	23	628
Revance Therapeutics, Inc. (A)	16	276

		2,856

Total Health Care – 25.6%		13,186
Industrials

Building Products – 3.0%
American Woodmark Corp. (A)	9	701
PGT, Inc. (A)	87	860

		1,561

Construction & Engineering – 2.8%
MYR Group, Inc. (A)	58	1,449

Electrical Components & Equipment – 1.5%
Thermon Group Holdings, Inc. (A)	44	778

Heavy Electrical Equipment – 0.6%
Power Solutions International, Inc. (A)	22	308

Total Industrials – 7.9%		4,096
Information Technology

Application Software – 3.1%
Globant S.A. (A)	6	198
Zix Corp. (A)	352	1,382

		1,580

Communications Equipment – 3.0%
Bookham, Inc. (A)	122	659
Ruckus Wireless, Inc. (A)	89	873

		1,532

Electronic Manufacturing Services – 1.1%
Mercury Computer Systems, Inc. (A)	29	579

Internet Software & Services – 11.9%
comScore, Inc. (A)	39	1,178
Cornerstone OnDemand, Inc. (A)	41	1,347
LogMeIn, Inc. (A)	25	1,241
Q2 Holdings, Inc. (A)	49	1,178
SPS Commerce, Inc. (A)	28	1,181

		6,125

Semiconductor Equipment – 2.0%
PDF Solutions, Inc. (A)	76	1,014

Semiconductors – 2.3%
NVE Corp.	21	1,204

Total Information Technology – 23.4%		12,034
Materials

Specialty Chemicals – 1.4%
Flotek Industries, Inc. (A)	101	738

Total Materials – 1.4%		738
Telecommunication Services

Alternative Carriers – 3.4%
8x8, Inc. (A)	176	1,768

Integrated Telecommunication Services – 1.9%
GTT Communications, Inc. (A)	58	963

Wireless Telecommunication Service – 1.3%
RingCentral, Inc., Class A (A)	42	663

Total Telecommunication Services – 6.6%		3,394

TOTAL COMMON STOCKS – 92.9%		$47,892
(Cost: $47,791)

SHORT-TERM SECURITIES	Principal
Master Note – 7.1%
Toyota Motor Credit Corp., 0.443%, 4-6-16 (B)	$3,636	3,636

TOTAL SHORT-TERM SECURITIES – 7.1%		$3,636
(Cost: $3,636)

TOTAL INVESTMENT SECURITIES – 100.0%		$51,528
(Cost: $51,427)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		8

NET ASSETS – 100.0%		$51,536

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$47,892	$—	$—
Short-Term Securities	—	3,636	—
Total	$47,892	$3,636	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$51,427
Gross unrealized appreciation	5,797
Gross unrealized depreciation	(5,696)
Net unrealized appreciation	$101

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.3%
DSW, Inc., Class A	272	$7,515

Apparel, Accessories & Luxury Goods – 5.4%
Burberry Group plc (A)	334	6,553
Kate Spade & Co. (B)	295	7,524
lululemon athletica, Inc. (B)	83	5,592
Polo Ralph Lauren Corp. (C)	75	7,175
Under Armour, Inc., Class A (B)	61	5,197

		32,041

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	225	8,657

Homebuilding – 1.6%
D.R. Horton, Inc.	323	9,753

Homefurnishing Retail – 2.8%
Bed Bath & Beyond, Inc. (B)	182	9,057
Williams-Sonoma, Inc.	137	7,495

		16,552

Internet Retail – 1.0%
TripAdvisor, Inc. (B)	88	5,875

Leisure Products – 4.2%
Mattel, Inc.	385	12,960
Polaris Industries, Inc.	125	12,267

		25,227

Restaurants – 1.9%
Dunkin’ Brands Group, Inc. (C)	239	11,294

Specialty Stores – 3.3%
Tiffany & Co.	129	9,471
Tractor Supply Co.	109	9,882

		19,353

Total Consumer Discretionary – 23.0%		136,267
Consumer Staples

Food Retail – 1.5%
Whole Foods Market, Inc.	287	8,917

Packaged Foods & Meats – 5.2%
Blue Buffalo Pet Products, Inc. (B)	235	6,042
Hain Celestial Group, Inc. (The) (B)	239	9,788
Mead Johnson Nutrition Co. (C)	179	15,215

		31,045

Total Consumer Staples – 6.7%		39,962
Energy

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	271	6,148
Cimarex Energy Co.	65	6,290
Continental Resources, Inc. (B)	244	7,411
Noble Energy, Inc.	187	5,865

		25,714

Total Energy – 4.3%		25,714
Financials

Asset Management & Custody Banks – 3.4%
Northern Trust Corp.	223	14,538
Oaktree Capital Group LLC	115	5,678

		20,216

Insurance Brokers – 1.8%
Willis Towers Watson plc	89	10,590

Regional Banks – 3.6%
First Republic Bank	157	10,459
Signature Bank (B)	79	10,799

		21,258

Specialized Finance – 2.7%
CME Group, Inc.	166	15,899

Total Financials – 11.5%		67,963
Health Care

Biotechnology – 4.1%
ACADIA Pharmaceuticals, Inc. (B)	144	4,029
Alkermes plc (B)	190	6,508
BioMarin Pharmaceutical, Inc. (B)	101	8,347
Medivation, Inc. (B)	116	5,325

		24,209

Health Care Distributors – 1.3%
Henry Schein, Inc. (B)	43	7,381

Health Care Equipment – 4.3%
Edwards Lifesciences Corp. (B)	90	7,931
Intuitive Surgical, Inc. (B)	29	17,696

		25,627

Health Care Facilities – 0.8%
Acadia Healthcare Co., Inc. (B)	85	4,674

Health Care Services – 2.0%
Diplomat Pharmacy, Inc. (B)	121	3,306
Laboratory Corp. of America Holdings (B)	74	8,699

		12,005

Health Care Supplies – 1.5%
Align Technology, Inc. (B)	123	8,957

Pharmaceuticals – 2.8%
Zoetis, Inc.	378	16,778

Total Health Care – 16.8%		99,631
Industrials

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	244	11,925

Building Products – 2.5%
Fortune Brands Home & Security, Inc. (C)	263	14,750

Electrical Components & Equipment – 0.8%
Generac Holdings, Inc. (B)	135	5,019

Industrial Machinery – 2.1%
IDEX Corp.	97	8,058
Woodward, Inc.	87	4,511

		12,569

Research & Consulting Services – 3.9%
CoStar Group, Inc. (B)(D)	72	13,595
Verisk Analytics, Inc., Class A (B)	122	9,723

		23,318

Trading Companies & Distributors – 3.6%
Fastenal Co. (C)	430	21,086

Total Industrials – 14.9%		88,667
Information Technology

Application Software – 3.0%
ANSYS, Inc. (B)	95	8,518
Ellie Mae, Inc. (B)	46	4,195
Guidewire Software, Inc. (B)	98	5,347

		18,060

Communications Equipment – 1.4%
Harris Corp.	109	8,510

Electronic Manufacturing Services – 1.4%
Trimble Navigation Ltd. (B)	322	7,993

Home Entertainment Software – 2.8%
Electronic Arts, Inc. (B)(C)	247	16,323

Internet Software & Services – 2.6%
Akamai Technologies, Inc. (B)	42	2,354
GrubHub, Inc. (B)	253	6,369
Pandora Media, Inc. (B)	771	6,899

		15,622

Semiconductors – 3.0%
Maxim Integrated Products, Inc.	65	2,403
Microchip Technology, Inc.	315	15,184

		17,587

Systems Software – 3.0%
Red Hat, Inc. (B)	119	8,848
ServiceNow, Inc. (B)	149	9,143

		17,991

Total Information Technology – 17.2%		102,086
Materials

Fertilizers & Agricultural Chemicals – 1.2%
Scotts Miracle-Gro Co. (The)	100	7,270

Specialty Chemicals – 2.0%
Valspar Corp. (The)	108	11,586

Total Materials – 3.2%		18,856
TOTAL COMMON STOCKS – 97.6%		$579,146
(Cost: $558,607)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Russell 2000 Index,
Put $1,050.00, Expires 4–8–16, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	211	14
S&P 500 Index,
Put $1,965.00, Expires 4–8–16	81	6
SPDR S&P Midcap 400 ETF Trust,
Put $247.50, Expires 4–8–16, OTC (Ctrpty: Citibank N.A.)	1,025	5

TOTAL PURCHASED OPTIONS – 0.0%		$25
(Cost: $683)

SHORT-TERM SECURITIES	Principal
Commercial Paper(E) – 2.3%
Army & Air Force Exchange Service,
0.350%, 4–1–16	$3,353	3,353
John Deere Canada ULC (GTD by Deere & Co.),
0.370%, 4–20–16	5,000	4,999
United Technologies Corp.,
0.470%, 4–13–16	4,000	3,999
Wisconsin Electric Power Co.,
0.400%, 4–4–16	1,000	1,000

		13,351

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (F)	4,327	4,327

TOTAL SHORT-TERM SECURITIES – 3.0%		$17,678
(Cost: $17,678)

TOTAL INVESTMENT SECURITIES – 100.6%		$596,849
(Cost: $576,968)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(3,684)

NET ASSETS – 100.0%		$593,165

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $1,230 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $7,790 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at March 31, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
lululemon athletica, Inc.	N/A	Put	37	April 2016	$55.00	$6	$— *
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	329	May 2016	85.00	1,020	(1,045)
						$1,026	$(1,045)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$579,146	$—	$—
Purchased Options	6	19	—
Short-Term Securities	—	17,678	—
Total	$579,152	$17,697	$—
Liabilities
Written Options	$—	$1,045	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

OTC = Over the Counter

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$576,968
Gross unrealized appreciation	72,850
Gross unrealized depreciation	(52,969)
Net unrealized appreciation	$19,881

SCHEDULE OF INVESTMENTS Money Market (in thousands)	MARCH 31, 2016 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.788%, 4–14–16 (A)	$6,300	$6,300
0.778%, 4–22–16 (A)	3,000	3,000
0.780%, 4–22–16 (A)	6,500	6,500
Bank of America N.A.,
0.670%, 7–6–16	6,000	6,000
Bank of Montreal:
0.781%, 4–7–16 (A)	6,200	6,200
0.781%, 4–17–16 (A)	5,000	5,000
BMO Harris Bank N.A.,
0.770%, 4–7–16 (A)	8,500	8,500
Toyota Motor Credit Corp.,
0.740%, 4–18–16 (A)	8,500	8,500
U.S. Bank National Association,
0.540%, 4–21–16	7,000	7,000

Total Certificate Of Deposit – 10.5%		57,000
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.480%, 5–2–16	12,800	12,795
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.460%, 5–18–16	2,000	1,999
BMW U.S. Capital LLC (GTD by BMW AG),
0.410%, 4–25–16	2,200	2,199
Corporacion Andina de Fomento:
0.360%, 4–15–16	7,600	7,599
0.370%, 4–18–16	12,600	12,597
0.500%, 6–1–16	5,000	4,996
Essilor International S.A.:
0.500%, 4–1–16	3,660	3,660
0.430%, 4–4–16	5,000	5,000
0.470%, 4–7–16	2,000	2,000
0.450%, 4–14–16	12,000	11,998
0.490%, 4–25–16	3,000	2,999
J.M. Smucker Co. (The),
0.650%, 4–1–16	2,690	2,690
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.410%, 4–28–16	2,000	1,999
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.640%, 4–20–16	6,300	6,298
0.440%, 5–5–16	500	500
0.700%, 5–9–16	2,700	2,698
0.690%, 5–19–16	2,250	2,248
0.500%, 6–1–16	550	549
0.490%, 6–16–16	7,300	7,290
Mondelez International, Inc.,
0.570%, 4–1–16	2,690	2,690
Northern Illinois Gas Co.:
0.570%, 4–5–16	12,200	12,199
0.570%, 4–12–16	9,270	9,268
0.570%, 4–13–16	5,500	5,499
Pfizer, Inc.,
0.490%, 5–11–16	1,000	999
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.550%, 4–29–16	14,800	14,793
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.620%, 6–1–16	12,345	12,332
Roche Holdings, Inc.,
0.430%, 4–18–16	4,500	4,499
The Regents of the Univ of CA, Commercial Paper Notes, Ser B (Taxable),
0.420%, 4–11–16	1,000	1,000
Wisconsin Electric Power Co.:
0.400%, 4–4–16	4,150	4,150
0.650%, 4–6–16	2,565	2,565
Wisconsin Gas LLC,
0.400%, 4–8–16	6,000	6,000

Total Commercial Paper – 30.9%		168,108

Master Note
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (A)	9,056	9,056

Total Master Note – 1.7%		9,056

Notes
American Honda Finance Corp.,
0.101%, 5–26–16 (A)	6,050	6,054
Banco del Estado de Chile,
0.780%, 4–26–16 (A)	11,000	11,000
Bank of Nova Scotia (The):
1.140%, 4–17–16 (A)	4,000	4,005
0.780%, 4–19–16 (A)	18,500	18,500
BMO Harris Bank N.A.,
0.890%, 4–18–16 (A)	7,000	7,000
GE Capital International Funding Co.,
0.964%, 4–15–16	24,741	24,744
JPMorgan Chase Bank N.A.:
0.780%, 4–22–16 (A)	1,650	1,650
0.840%, 6–7–16 (A)	4,750	4,750
Rabobank Nederland,
0.680%, 6–1–16 (A)	5,000	5,000
Royal Bank of Canada:
0.740%, 6–12–16 (A)	2,500	2,499
2.300%, 7–20–16	2,113	2,123
Toyota Motor Credit Corp.,
0.630%, 4–14–16 (A)	7,500	7,500
Wells Fargo Bank N.A.:
0.680%, 4–20–16 (A)	3,000	3,000
0.710%, 4–20–16 (A)	7,500	7,500
0.760%, 6–10–16 (A)	3,500	3,500
0.750%, 6–15–16 (A)	4,500	4,500

Total Notes – 20.8%		113,325

TOTAL CORPORATE OBLIGATIONS – 63.9%		$347,489
(Cost: $347,489)

MUNICIPAL OBLIGATIONS
California – 4.4%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.360%, 4–1–16 (A)	700	700
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.320%, 4–1–16 (A)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.340%, 4–1–16 (A)	4,314	4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by TD Bank N.A.),
0.450%, 4–1–16 (A)	1,200	1,200
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA),
0.410%, 4–7–16 (A)	2,232	2,232
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA),
0.410%, 4–7–16 (A)	8,700	8,700
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.440%, 5–3–16	5,000	5,000

		24,046

Colorado – 1.4%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.460%, 4–7–16 (A)	2,315	2,315
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.410%, 4–7–16 (A)	3,100	3,100
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.450%, 4–7–16 (A)	250	250

Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A–1 (GTD by JPMorgan Chase & Co.):
0.460%, 4–7–16 (A)	1,500	1,500
0.600%, 4–7–16 (A)	550	550

		7,715

Florida – 0.6%
FL Muni Power Agy, All–Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.380%, 4–1–16 (A)	3,060	3,060

Georgia – 0.7%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank N.A.),
0.450%, 4–6–16	3,850	3,850

Illinois – 0.3%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.410%, 4–7–16 (A)	460	460
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.350%, 4–1–16 (A)	1,000	1,000

		1,460

Iowa – 0.2%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.410%, 4–1–16 (A)	1,065	1,065

Louisiana – 1.5%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.410%, 4–7–16 (A)	2,350	2,350
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.390%, 4–1–16 (A)	3,941	3,941
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.370%, 4–1–16 (A)	1,600	1,600

		7,891

Maryland – 0.3%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.400%, 4–7–16 (A)	1,370	1,370

Michigan – 0.4%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.390%, 4–1–16 (A)	1,900	1,900

Minnesota – 0.4%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax–Exempt), (GTD by U.S. Bank N.A.),
0.430%, 4–7–16 (A)	2,000	2,000

Mississippi – 0.0%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.380%, 4–1–16 (A)	237	237

Missouri – 0.3%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.400%, 4–7–16 (A)	1,340	1,340

New Jersey – 0.7%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.400%, 4–7–16 (A)	3,200	3,200
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.430%, 4–7–16 (A)	707	707

		3,907

New York – 1.8%
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.410%, 4–7–16 (A)	2,400	2,400
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.450%, 4–7–16 (A)	2,000	2,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.390%, 4–7–16 (A)	2,600	2,600
NYC Hsng Dev Corp., Multi–Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.390%, 4–7–16 (A)	3,000	3,000

		10,000

Ohio – 0.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.410%, 4–7–16 (A)	1,700	1,700

Oregon – 0.1%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.400%, 4–7–16 (A)	700	700

South Dakota – 0.7%
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.),
0.330%, 4–7–16 (A)	3,700	3,700

Tennessee – 1.0%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.410%, 4–7–16 (A)	5,500	5,500

Texas – 2.1%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.390%, 4–1–16 (A)	9,220	9,220
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.390%, 4–1–16 (A)	2,250	2,250

		11,470

Wisconsin – 0.7%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.400%, 4–7–16 (A)	4,000	4,000

Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.370%, 4–1–16 (A)	2,381	2,381

TOTAL MUNICIPAL OBLIGATIONS – 18.3%		$99,292
(Cost: $99,292)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Bills – 1.8%
U.S. Treasury Bills,
0.540%, 6–30–16	10,000	9,986

Treasury Notes – 1.5%
U.S. Treasury Notes,
0.470%, 4–2–16 (A)	8,000	7,979

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.3%		$17,965
(Cost: $17,965)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 14.4%
Federal Home Loan Bank:
0.720%, 2–17–17	6,200	6,200
0.790%, 3–30–17	2,550	2,550
Overseas Private Investment Corp. (GTD by U.S. Government):
0.360%, 4–6–16 (A)	6,514	6,514
0.400%, 4–6–16 (A)	16,383	16,384
0.400%, 4–7–16 (A)	42,013	42,013
0.400%, 4–29–16 (A)	5,100	5,100

		78,761

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 14.4%		$78,761
(Cost: $78,761)

TOTAL INVESTMENT SECURITIES – 99.9%		$543,507
(Cost: $543,507)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		276

NET ASSETS – 100.0%		$543,783

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at March 31, 2016.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$347,489	$—
Municipal Obligations	—	99,292	—
United States Government Obligations	—	17,965	—
United States Government and Government Agency Obligations	—	78,761	—
Total	$—	$543,507	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

FNMA = Federal National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$543,507
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	MARCH 31, 2016 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Global Growth	1,653	$13,820
Ivy Funds VIP Growth	1,473	16,236
Ivy Funds VIP International Core Equity	625	9,263
Ivy Funds VIP Limited-Term Bond	1,775	8,780
Ivy Funds VIP Mid Cap Growth	850	7,946
Ivy Funds VIP Small Cap Growth	733	7,171
Ivy Funds VIP Small Cap Value	502	8,093
Ivy Funds VIP Value	1,309	7,848

TOTAL AFFILIATED MUTUAL FUNDS – 99.2%		$79,157
(Cost: $85,819)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (A)	$600	600

TOTAL SHORT-TERM SECURITIES – 0.8%		$600
(Cost: $600)

TOTAL INVESTMENT SECURITIES – 100.0%		$79,757
(Cost: $86,419)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		4

NET ASSETS – 100.0%		$79,761

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$79,157	$—	$—
Short-Term Securities	—	600	—
Total	$79,157	$600	$—

During the period ended March 31, 2016, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$86,419
Gross unrealized appreciation	59
Gross unrealized depreciation	(6,721)
Net unrealized depreciation	$(6,662)

SCHEDULE OF INVESTMENTS Pathfinder Moderate – Managed Volatility (in thousands)	MARCH 31, 2016 (UNAUDITED)

Pathfinder Moderate – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	8,239	$63,312
Ivy Funds VIP Global Growth	6,094	50,958
Ivy Funds VIP Growth	5,334	58,782
Ivy Funds VIP International Core Equity	1,904	28,229
Ivy Funds VIP Limited-Term Bond	9,183	45,415
Ivy Funds VIP Mid Cap Growth	1,778	16,624
Ivy Funds VIP Money Market	83,572	83,572
Ivy Funds VIP Small Cap Growth	2,719	26,614
Ivy Funds VIP Small Cap Value	1,310	21,122
Ivy Funds VIP Value	3,413	20,461

TOTAL AFFILIATED MUTUAL FUNDS – 96.9%		$415,089
(Cost: $443,557)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.8%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.500%, 4-26–16	$6,000	5,998
McCormick & Co., Inc., 0.470%, 4–27–16	2,000	1,999

		7,997

Master Note – 1.3%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (B)	5,394	5,394

TOTAL SHORT-TERM SECURITIES – 3.1%		$13,391
(Cost: $13,390)

TOTAL INVESTMENT SECURITIES – 100.0%		$428,480
(Cost: $456,947)

CASH AND OTHER ASSETS, NET OF LIABILITIES(C) – 0.0%		139

NET ASSETS – 100.0%		$428,619

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at March 31, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

(C)	Cash of $660 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini Russell 2000 Index	Short	6-17-16	21	$(2,330)	$(59)
S&P 500 Index	Short	6-17-16	23	(11,796)	(237)
				$(14,126)	$(296)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$415,089	$—	$—
Short-Term Securities	—	13,391	—
Total	$415,089	$13,391	$—
Liabilities
Futures Contracts	$296	$—	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$456,947
Gross unrealized appreciation	286
Gross unrealized depreciation	(28,753)
Net unrealized depreciation	$(28,467)

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	MARCH 31, 2016 (UNAUDITED)

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	17,244	$132,513
Ivy Funds VIP Global Growth	12,722	106,387
Ivy Funds VIP Growth	11,176	123,156
Ivy Funds VIP International Core Equity	3,953	58,614
Ivy Funds VIP Limited-Term Bond	19,205	94,982
Ivy Funds VIP Mid Cap Growth	3,688	34,476
Ivy Funds VIP Money Market	174,790	174,790
Ivy Funds VIP Small Cap Growth	5,585	54,663
Ivy Funds VIP Small Cap Value	2,719	43,846
Ivy Funds VIP Value	7,095	42,539

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$865,966
(Cost: $892,117)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (A)	$1,119	1,119

TOTAL SHORT-TERM SECURITIES – 0.1%		$1,119
(Cost: $1,119)

TOTAL INVESTMENT SECURITIES – 100.1%		$867,085
(Cost: $893,236)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(553)

NET ASSETS – 100.0%		$866,532

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$865,966	$—	$—
Short-Term Securities	—	1,119	—
Total	$865,966	$1,119	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$893,236

Gross unrealized appreciation	7,422
Gross unrealized depreciation	(33,573)

Net unrealized depreciation	$(26,151)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive – Managed Volatility (in thousands)	MARCH 31, 2016 (UNAUDITED)

Pathfinder Moderately Aggressive – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,303	$10,015
Ivy Funds VIP Global Growth	962	8,048
Ivy Funds VIP Growth	844	9,297
Ivy Funds VIP International Core Equity	514	7,625
Ivy Funds VIP Limited-Term Bond	1,454	7,190
Ivy Funds VIP Mid Cap Growth	350	3,275
Ivy Funds VIP Money Market	6,615	6,615
Ivy Funds VIP Small Cap Growth	487	4,767
Ivy Funds VIP Small Cap Value	331	5,331
Ivy Funds VIP Value	538	3,227

TOTAL AFFILIATED MUTUAL FUNDS – 97.4%		$65,390
(Cost: $72,133)

SHORT-TERM SECURITIES	Principal
Master Note – 2.4%
Toyota Motor Credit Corp., 0.443%, 4-6-16 (A)	$1,642	1,642

TOTAL SHORT-TERM SECURITIES – 2.4%		$1,642
(Cost: $1,642)

TOTAL INVESTMENT SECURITIES – 99.8%		$67,032
(Cost: $73,775)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.2%		162

NET ASSETS – 100.0%		$67,194

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

(B)	Cash of $122 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini Russell 2000 Index	Short	6-17-16	5	$(555)	$(14)
S&P 500 Index	Short	6-17-16	4	(2,051)	(41)
				$(2,606)	$(55)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$65,390	$—	$—
Short-Term Securities	—	1,642	—
Total	$65,390	$1,642	$—
Liabilities
Futures Contracts	$55	$—	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$73,775

Gross unrealized appreciation	39
Gross unrealized depreciation	(6,782)

Net unrealized depreciation	$(6,743)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	MARCH 31, 2016 (UNAUDITED)

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	20,387	$156,665
Ivy Funds VIP Global Growth	15,041	125,783
Ivy Funds VIP Growth	13,214	145,608
Ivy Funds VIP International Core Equity	8,012	118,803
Ivy Funds VIP Limited-Term Bond	22,705	112,290
Ivy Funds VIP Mid Cap Growth	5,451	50,956
Ivy Funds VIP Money Market	103,319	103,319
Ivy Funds VIP Small Cap Growth	7,547	73,866
Ivy Funds VIP Small Cap Value	5,143	82,947
Ivy Funds VIP Value	8,388	50,293

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$1,020,530
(Cost: $1,057,169)

SHORT-TERM SECURITIES	Principal

Master Note – 0.0%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (A)	$269	269

TOTAL SHORT-TERM SECURITIES – 0.0%		$269
(Cost: $269)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,020,799
(Cost: $1,057,438)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		295

NET ASSETS – 100.0%		$1,021,094

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,020,530	$—	$—
Short-Term Securities	—	269	—
Total	$1,020,530	$269	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,057,438
Gross unrealized appreciation	9,542
Gross unrealized depreciation	(46,181)
Net unrealized depreciation	$(36,639)

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative – Managed Volatility (in thousands)	MARCH 31, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	926	$7,119
Ivy Funds VIP Global Growth	467	3,908
Ivy Funds VIP Growth	692	7,624
Ivy Funds VIP International Core Equity	246	3,652
Ivy Funds VIP Limited-Term Bond	1,747	8,640
Ivy Funds VIP Mid Cap Growth	230	2,151
Ivy Funds VIP Money Market	13,564	13,564
Ivy Funds VIP Small Cap Growth	300	2,940
Ivy Funds VIP Small Cap Value	102	1,641
Ivy Funds VIP Value	442	2,649

TOTAL AFFILIATED MUTUAL FUNDS – 96.8%		$53,888
(Cost: $57,364)

SHORT-TERM SECURITIES	Principal
Master Note – 3.1%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (A)	$1,749	1,749

TOTAL SHORT-TERM SECURITIES – 3.1%		$1,749
(Cost: $1,749)

TOTAL INVESTMENT SECURITIES – 99.9%		$55,637
(Cost: $59,113)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.1%		34

NET ASSETS – 100.0%		$55,671

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

(B)	Cash of $106 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini Russell 2000 Index	Short	6-17-16	2	$(222)	$(6)
S&P 500 Index	Short	6-17-16	4	(2,051)	(41)
				$(2,273)	$(47)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$53,888	$—	$—
Short-Term Securities	—	1,749	—
Total	$53,888	$1,749	$—
Liabilities
Futures Contracts	$47	$—	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$59,113
Gross unrealized appreciation	61
Gross unrealized depreciation	(3,537)
Net unrealized depreciation	$(3,476)

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative (in thousands)	MARCH 31, 2016 (UNAUDITED)

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,535	$34,851
Ivy Funds VIP Global Growth	2,285	19,106
Ivy Funds VIP Growth	3,392	37,376
Ivy Funds VIP International Core Equity	1,199	17,782
Ivy Funds VIP Limited-Term Bond	8,538	42,224
Ivy Funds VIP Mid Cap Growth	1,119	10,458
Ivy Funds VIP Money Market	66,294	66,294
Ivy Funds VIP Small Cap Growth	1,452	14,208
Ivy Funds VIP Small Cap Value	495	7,981
Ivy Funds VIP Value	2,152	12,906

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$263,186
(Cost: $272,620)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (A)	$562	562

TOTAL SHORT-TERM SECURITIES – 0.2%		$562
(Cost: $562)

TOTAL INVESTMENT SECURITIES – 100.0%		$263,748
(Cost: $273,182)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		37

NET ASSETS – 100.0%		$263,785

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$263,186	$—	$—
Short-Term Securities	—	562	—
Total	$263,186	$562	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$273,182
Gross unrealized appreciation	735
Gross unrealized depreciation	(10,169)
Net unrealized depreciation	$(9,434)

SCHEDULE OF INVESTMENTS
Pathfinder Conservative (in thousands)	MARCH 31, 2016 (UNAUDITED)

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,929	$14,823
Ivy Funds VIP Global Growth	301	2,521
Ivy Funds VIP Growth	1,339	14,758
Ivy Funds VIP International Core Equity	360	5,337
Ivy Funds VIP Limited-Term Bond	4,104	20,298
Ivy Funds VIP Mid Cap Growth	357	3,335
Ivy Funds VIP Money Market	39,471	39,471
Ivy Funds VIP Small Cap Growth	514	5,027
Ivy Funds VIP Small Cap Value	140	2,262
Ivy Funds VIP Value	732	4,388

TOTAL AFFILIATED MUTUAL FUNDS – 99.4%		$112,220
(Cost: $116,276)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (A)	$173	173

TOTAL SHORT-TERM SECURITIES – 0.2%		$173
(Cost: $173)

TOTAL INVESTMENT SECURITIES – 99.6%		$112,393
(Cost: $116,449)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		428

NET ASSETS – 100.0%		$112,821

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$112,220	$—	$—
Short-Term Securities	—	173	—
Total	$112,220	$173	$—

During the period ended March 31, 2016, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$116,449
Gross unrealized appreciation	19
Gross unrealized depreciation	(4,075)
Net unrealized depreciation	$(4,056)

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Financials

Diversified REITs – 0.5%
STORE Capital Corp.	10	$248

Health Care REITs – 5.2%
Care Capital Properties, Inc.	6	164
HCP, Inc.	5	176
Health Care, Inc.	30	2,087
Physicians Realty Trust	5	96

		2,523

Hotel & Resort REITs – 1.2%
Chesapeake Lodging Trust	9	228
Pebblebrook Hotel Trust	13	375

		603

Industrial REITs – 6.8%
DCT Industrial Trust, Inc.	13	530
First Industrial Realty Trust, Inc.	30	685
ProLogis	47	2,086

		3,301

Office REITs – 16.5%
Alexandria Real Estate Equities, Inc.	10	918
Boston Properties, Inc.	15	1,932
Douglas Emmett, Inc.	21	635
Duke Realty Corp.	44	983
Highwoods Properties, Inc.	15	693
Kilroy Realty Corp.	11	681
SL Green Realty Corp.	12	1,153
Vornado Realty Trust	11	1,038

		8,033

Residential REITs – 22.1%
American Campus Communities, Inc.	19	881
Apartment Investment and Management Co., Class A	9	376
AvalonBay Communities, Inc.	12	2,370
Camden Property Trust	11	916
Education Realty Trust, Inc.	4	179
Equity Lifestyle Properties, Inc.	8	574
Equity Residential	24	1,802
Essex Property Trust, Inc.	9	2,117
Sun Communities, Inc.	7	473
UDR, Inc.	29	1,124

		10,812

Retail REITs – 23.2%
Acadia Realty Trust	4	131
Brixmor Property Group, Inc.	16	407
Federal Realty Investment Trust	4	655
General Growth Properties, Inc.	45	1,346
Kimco Realty Corp.	38	1,097
Macerich Co. (The)	12	943
National Retail Properties, Inc.	2	69
Regency Centers Corp.	10	771
Simon Property Group, Inc.	25	5,117
Weingarten Realty Investors	21	799

		11,335

Specialized REITs – 18.6%
CubeSmart	24	812
Digital Realty Trust, Inc.	13	1,186
Extra Space Storage, Inc.	13	1,168
Host Hotels & Resorts, Inc.	65	1,091
LaSalle Hotel Properties	4	109
Public Storage, Inc.	10	2,704
RLJ Lodging Trust	17	398
Sunstone Hotel Investors, Inc.	19	270
Ventas, Inc.	21	1,347

		9,085

Total Financials – 94.1%		45,940
Industrials

Office Services & Supplies – 0.6%
CyrusOne, Inc.	6	288

Total Industrials – 0.6%		288
Information Technology

Internet Software & Services – 3.9%
Equinix, Inc.	6	1,881

Total Information Technology – 3.9%		1,881

TOTAL COMMON STOCKS – 98.6%		$48,109
(Cost: $41,714)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (A)	$149	149

TOTAL SHORT-TERM SECURITIES – 0.3%		$149
(Cost: $149)

TOTAL INVESTMENT SECURITIES – 98.9%		$48,258
(Cost: $41,863)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		555

NET ASSETS – 100.0%		$48,813

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$48,109	$—	$—
Short-Term Securities	—	149	—
Total	$48,109	$149	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$41,863
Gross unrealized appreciation	7,692
Gross unrealized depreciation	(1,297)
Net unrealized appreciation	$6,395

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Consumer Electronics – 2.5%
Garmin Ltd.	149	$5,962
Harman International Industries, Inc.	79	7,016

		12,978

Total Consumer Discretionary – 2.5%		12,978
Consumer Staples

Agricultural Products – 0.2%
Arcadia Biosciences, Inc. (A)	299	832

Total Consumer Staples—0.2%		832
Financials

Specialized REITs – 1.4%
QTS Realty Trust, Inc., Class A	159	7,519

Total Financials – 1.4%		7,519
Health Care

Biotechnology – 6.8%
Evogene Ltd. (A)	175	1,142
FibroGen, Inc. (A)	113	2,404
Isis Pharmaceuticals, Inc. (A)	342	13,863
Seres Therapeutics, Inc. (A)	32	842
Spark Therapeutics, Inc. (A)	12	345
Vertex Pharmaceuticals, Inc. (A)	216	17,202

		35,798

Health Care Equipment – 0.2%
Avinger, Inc. (A)	133	1,278

Health Care Facilities – 2.4%
Tenet Healthcare Corp. (A)	429	12,423

Health Care Technology – 3.1%
Cerner Corp. (A)	308	16,290

Life Sciences Tools & Services – 1.8%
PRA Health Sciences, Inc. (A)	228	9,754

Pharmaceuticals – 3.0%
Teva Pharmaceutical Industries Ltd. ADR	295	15,807

Total Health Care – 17.3%		91,350
Industrials

Building Products – 0.8%
Advanced Drainage Systems, Inc.	205	4,358

Construction & Engineering – 0.2%
Abengoa S.A., Class B ADR	536	766

Industrial Machinery – 2.1%
Pentair, Inc.	204	11,069

Total Industrials – 3.1%		16,193
Information Technology

Application Software – 11.1%
ACI Worldwide, Inc. (A)	876	18,218
Aspen Technology, Inc. (A)	669	24,160
Globant S.A. (A)	151	4,660
Mobileye N.V. (A)	96	3,591
Silver Spring Networks, Inc. (A)	552	8,147

		58,776

Data Processing & Outsourced Services – 14.5%
Alliance Data Systems Corp. (A)	112	24,728
Euronet Worldwide, Inc. (A)(B)	339	25,111
EVERTEC, Inc.	167	2,336
First Data Corp., Class A (A)	209	2,698
QIWI plc ADR	223	3,225
WNS (Holdings) Ltd. ADR (A)	611	18,715

		76,813

Electronic Components – 2.1%
Universal Display Corp. (A)	208	11,242

Internet Software & Services – 10.3%
21Vianet Group, Inc. ADR(A)	81	1,620
Alibaba Group Holding Ltd. ADR (A)	73	5,777
Alphabet, Inc., Class A (A)	13	10,223
Alphabet, Inc., Class C (A)	18	13,285
Facebook, Inc., Class A (A)	150	17,081
Pandora Media, Inc. (A)	280	2,503
Twitter, Inc. (A)	236	3,909

		54,398

IT Consulting & Other Services – 4.1%
Acxiom Corp. (A)	654	14,028
CSRA, Inc.	136	3,645
Virtusa Corp. (A)	112	4,196

		21,869

Semiconductor Equipment – 1.4%
Nanometrics, Inc. (A)	154	2,438
Photronics, Inc. (A)	473	4,921

		7,359

Semiconductors – 17.2%
Cypress Semiconductor Corp.	874	7,568
Dialog Semiconductor plc (A)(C)	139	5,485
Marvell Technology Group Ltd.	506	5,215
Micron Technology, Inc. (A)	1,679	17,574
Microsemi Corp. (A)	533	20,423
NXP Semiconductors N.V. (A)	198	16,019
Rambus, Inc. (A)	667	9,164
Semtech Corp. (A)	367	8,079
Silicon Laboratories, Inc. (A)	26	1,156

		90,683

Systems Software – 4.0%
Microsoft Corp.	380	20,987

Technology Hardware, Storage & Peripherals – 0.7%
Hewlett Packard Enterprise Co.	220	3,904

Total Information Technology – 65.4%		346,031
Materials

Commodity Chemicals – 0.4%
BioAmber, Inc. (A)	480	2,017

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc. (A)	280	252

Total Materials – 0.4%		2,269
Telecommunication Services

Alternative Carriers – 1.5%
Zayo Group Holdings, Inc. (A)	324	7,842

Total Telecommunication Services – 1.5%		7,842
Utilities

Renewable Electricity – 0.9%
Abengoa Yield plc	283	5,033

Total Utilities – 0.9%		5,033

TOTAL COMMON STOCKS – 92.7%		$490,047
(Cost: $364,039)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., expires 5–9–17 (D)	201	353

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–23 (D)(E)	230	—	*

TOTAL WARRANTS – 0.1%		$353
(Cost: $24)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Xerox Corp.,
Call $11.00, Expires 4–15–16, OTC (Ctrpty: Societe Generale Bank)	2,861	92

TOTAL PURCHASED OPTIONS – 0.0%		$92
(Cost: $141)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc., 8.000%, 8–20–20 (E)	$2,300	2,298

Total Materials – 0.4%		2,298

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$2,298
(Cost: $2,300)

SHORT-TERM SECURITIES
Commercial Paper(F) – 6.5%
BorgWarner, Inc.,
0.610%, 4–5–16	5,000	5,000
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.350%, 4–6–16	3,000	3,000
Essilor International S.A.:
0.430%, 4–4–16	3,000	3,000
0.400%, 5–2–16	5,000	4,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.500%, 5–3–16	5,000	4,998
John Deere Canada ULC (GTD by Deere & Co.):
0.370%, 4–20–16	4,500	4,499
0.390%, 4–26–16	5,000	4,998
Rockwell Automation, Inc.,
0.440%, 4–13–16	4,000	3,999

		34,492

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (G)	3,260	3,260

TOTAL SHORT-TERM SECURITIES – 7.1%		$37,752
(Cost: $37,751)

TOTAL INVESTMENT SECURITIES – 100.3%		$530,542
(Cost: $404,255)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(1,542)

NET ASSETS – 100.0%		$529,000

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $593 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Restricted securities. At March 31, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$2,300	$2,300	$2,298
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-23	230	$—	$—
			$2,300	$2,298

The total value of these securities represented 0.4% of net assets at March 31, 2016.

(F)	Rate shown is the yield to maturity at March 31, 2016.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Xerox Corp.	Societe Generale Bank	Put	2,122	April 2016	$9.25	$104	$(2)
	Societe Generale Bank	Put	739	April 2016	9.75	39	(2)
						$143	$(4)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$490,047	$—	$—
Warrants	—	353	—
Purchased Options	—	92	—
Corporate Debt Securities	—	2,298	—
Short-Term Securities	—	37,752	—
Total	$490,047	$40,495	$—
Liabilities
Written Options	$—	$4	$—

During the period ended March 31, 2016, securities totaling $284 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guarenteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$404,255
Gross unrealized appreciation	171,408
Gross unrealized depreciation	(45,121)
Net unrealized appreciation	$126,287

SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.6%
Citi Trends, Inc.	192	$3,429
Francesca’s Holdings Corp. (A)	161	3,075

		6,504

Auto Parts & Equipment – 2.7%
Motorcar Parts of America, Inc. (A)	286	10,854

Automotive Retail – 1.5%
Lithia Motors, Inc.	66	5,735

Casinos & Gaming – 1.3%
Penn National Gaming, Inc. (A)	315	5,262

Footwear – 2.6%
Skechers USA, Inc. (A)	338	10,278

Home Improvement Retail – 0.8%
Tile Shop Holdings, Inc. (A)	200	2,975

Homebuilding – 1.3%
Installed Building Products, Inc. (A)	60	1,596
LGI Homes, Inc. (A)	148	3,590

		5,186

Leisure Facilities – 2.7%
Vail Resorts, Inc.	81	10,816

Leisure Products – 1.7%
Nautilus Group, Inc. (The) (A)	348	6,716

Movies & Entertainment – 1.3%
IMAX Corp. (A)	171	5,310

Restaurants – 2.7%
Carrols Restaurant Group, Inc. (A)	174	2,510
Chuy’s Holdings, Inc. (A)	134	4,157
Dave & Buster’s Entertainment, Inc. (A)	100	3,893

		10,560

Specialty Stores – 1.4%
Five Below, Inc. (A)	129	5,325

Total Consumer Discretionary – 21.6%		85,521
Consumer Staples

Packaged Foods & Meats – 2.5%
Lance, Inc.	311	9,792

Total Consumer Staples – 2.5%		9,792
Energy

Oil & Gas Equipment & Services – 0.5%
Matrix Service Co. (A)	115	2,041

Oil & Gas Exploration & Production – 1.2%
Parsley Energy, Inc., Class A (A)	216	4,884

Total Energy – 1.7%		6,925
Financials

Consumer Finance – 1.7%
Portfolio Recovery Associates, Inc. (A)	236	6,927

Regional Banks – 1.6%
Banc of California, Inc.	183	3,196
Renasant Corp.	90	2,952

		6,148

Thrifts & Mortgage Finance – 3.0%
LendingTree, Inc. (A)	122	11,880

Total Financials – 6.3%		24,955
Health Care

Biotechnology – 1.4%
Eagle Pharmaceuticals, Inc. (A)	44	1,786
Insys Therapeutics, Inc. (A)	104	1,658
Ligand Pharmaceuticals, Inc. (A)	19	1,992

		5,436

Health Care Equipment – 8.1%
AtriCure, Inc. (A)	268	4,507
DexCom, Inc. (A)	93	6,298
Inogen, Inc. (A)	143	6,446
K2M Group Holdings, Inc. (A)	649	9,617
Nevro Corp. (A)	93	5,227

		32,095

Health Care Facilities – 3.4%
Acadia Healthcare Co., Inc. (A)	115	6,331
Surgical Care Affiliates, Inc. (A)	152	7,032

		13,363

Health Care Services – 4.5%
AMN Healthcare Services, Inc. (A)	349	11,716
ExamWorks Group, Inc. (A)	213	6,297

		18,013

Health Care Supplies – 1.1%
Vascular Solutions, Inc. (A)	136	4,409

Pharmaceuticals – 1.3%
Akorn, Inc. (A)	130	3,057
Revance Therapeutics, Inc. (A)	124	2,162

		5,219

Total Health Care – 19.8%		78,535
Industrials

Building Products – 5.4%
American Woodmark Corp. (A)	117	8,742
Apogee Enterprises, Inc.	154	6,761
Insteel Industries, Inc.	99	3,014
Trex Co., Inc. (A)	62	2,972

		21,489

Construction & Engineering – 1.3%
Comfort Systems USA, Inc.	153	4,867

Industrial Machinery – 2.2%
John Bean Technologies Corp.	85	4,806
Woodward, Inc.	77	3,980

		8,786

Total Industrials – 8.9%		35,142
Information Technology

Application Software – 9.2%
BroadSoft, Inc. (A)	222	8,958
Ellie Mae, Inc. (A)	52	4,686
HubSpot, Inc. (A)	105	4,567
Paycom Software, Inc. (A)	124	4,407
Tyler Technologies, Inc. (A)	62	7,967
Ultimate Software Group, Inc. (The) (A)	31	6,059

		36,644

Communications Equipment – 4.1%
Applied Optoelectronics, Inc. (A)	240	3,574
Dycom Industries, Inc. (A)	193	12,481

		16,055

Home Entertainment Software – 3.2%
Take-Two Interactive Software, Inc. (A)	341	12,834

Internet Software & Services – 2.0%
Demandware, Inc. (A)	110	4,293
LogMeIn, Inc. (A)	72	3,628

		7,921

IT Consulting & Other Services – 0.5%
Luxoft Holding, Inc., Class A (A)	36	1,965

Semiconductor Equipment – 1.7%
MaxLinear, Inc., Class A (A)	357	6,606

Semiconductors – 7.7%
Himax Technologies, Inc. ADR	465	5,230
Integrated Device Technology, Inc. (A)	583	11,916
Mellanox Technologies Ltd. (A)	158	8,573
Silicon Motion Technology Corp. ADR	128	4,960

		30,679

Systems Software – 2.5%
Gigamon, Inc. (A)	178	5,528
Imperva, Inc. (A)	86	4,358

		9,886

Total Information Technology – 30.9%		122,590
Materials

Construction Materials – 1.4%
U.S. Concrete, Inc. (A)	92	5,482

Specialty Chemicals – 0.7%
Flotek Industries, Inc.(A)	409	2,994

Total Materials – 2.1%		8,476

Telecommunication Services

Wireless Telecommunication Service – 0.8%
RingCentral, Inc., Class A (A)	215	3,389

Total Telecommunication Services – 0.8%		3,389

TOTAL COMMON STOCKS – 94.6%		$375,325
(Cost: $346,406)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 4.4%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.350%, 4–6–16	$2,000	2,000
Ecolab, Inc.,
0.700%, 4–7–16	4,000	4,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.360%, 4–19–16	5,000	4,999
Mondelez International, Inc.,
0.570%, 4–1–16	2,059	2,059
Wisconsin Gas LLC,
0.440%, 4–14–16	4,000	3,999

		17,057

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (C)	1,777	1,777

TOTAL SHORT-TERM SECURITIES – 4.8%		$18,834
(Cost: $18,834)

TOTAL INVESTMENT SECURITIES – 99.4%		$394,159
(Cost: $365,240)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		2,578

NET ASSETS – 100.0%		$396,737

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2016.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$375,325	$—	$—
Short-Term Securities	—	18,834	—
Total	$375,325	$18,834	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$365,240
Gross unrealized appreciation	56,074
Gross unrealized depreciation	(27,155)
Net unrealized appreciation	$28,919

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 4.4%
Monro Muffler Brake, Inc.	199	$14,228

Movies & Entertainment – 2.7%
AMC Entertainment Holdings, Inc., Class A	181	5,061
Carmike Cinemas, Inc.(A)	120	3,593

		8,654

Restaurants – 1.0%
Cheesecake Factory, Inc. (The)	61	3,246

Total Consumer Discretionary – 8.1%		26,128
Consumer Staples

Food Retail – 2.8%
Smart & Final Stores, Inc.(A)	550	8,906

Packaged Foods & Meats – 3.4%
Pinnacle Foods, Inc.	71	3,181
TreeHouse Foods, Inc.(A)	91	7,882

		11,063

Total Consumer Staples – 6.2%		19,969
Energy

Oil & Gas Equipment & Services – 1.0%
U.S. Silica Holdings, Inc.	143	3,253

Oil & Gas Exploration & Production – 4.0%
EnCana Corp.	268	1,631
Laredo Petroleum Holdings, Inc. (A)	1,047	8,303
Parsley Energy, Inc., Class A (A)	67	1,519
Whiting Petroleum Corp. (A)	174	1,385

		12,838

Total Energy – 5.0%		16,091
Financials

Hotel & Resort REITs – 0.9%
Pebblebrook Hotel Trust	99	2,878

Office REITs – 2.5%
Highwoods Properties, Inc.	126	6,005
Mack-Cali Realty Corp.	92	2,160

		8,165

Property & Casualty Insurance – 1.3%
Argo Group International Holdings Ltd.	74	4,250

Regional Banks – 9.9%
BankUnited, Inc.	354	12,202
PrivateBancorp, Inc.	49	1,876
Synovus Financial Corp.	83	2,407
Webster Financial Corp.	346	12,439
Western Alliance Bancorporation(A)	94	3,128

		32,052

Reinsurance – 4.1%
Endurance Specialty Holdings Ltd.	69	4,508
Reinsurance Group of America, Inc.	91	8,749

		13,257

Retail REITs – 2.1%
Kite Realty Group Trust	238	6,587

Specialized REITs – 1.5%
Entertainment Properties Trust	73	4,896

Total Financials – 22.3%		72,085
Health Care

Health Care Facilities – 2.0%
LifePoint Health, Inc. (A)	96	6,637

Total Health Care – 2.0%		6,637
Industrials

Aerospace & Defense – 2.0%
Hexcel Corp.	147	6,443

Building Products – 2.1%
Continental Building Products, Inc. (A)	368	6,826

Commercial Printing – 1.3%
Deluxe Corp.	69	4,296

Construction Machinery & Heavy Trucks – 1.5%
Manitowoc Co., Inc. (The)	489	2,119
Manitowoc Co., Inc. (The) (A)	178	2,625

		4,744

Diversified Support Services – 1.1%
G&K Services, Inc. (A)	51	3,726

Heavy Electrical Equipment – 0.8%
Babcock & Wilcox Enterprises, Inc. (A)	116	2,476

Industrial Machinery – 2.7%
Woodward, Inc.	167	8,706

Marine – 1.6%
Kirby Corp. (A)	88	5,281

Office Services & Supplies – 1.3%
Avery Dennison Corp.	58	4,189

Trading Companies & Distributors – 2.7%
Beacon Roofing Supply, Inc. (A)	211	8,663

Trucking – 2.7%
Marten Transport Ltd.	138	2,581
Swift Transportation Co. (A)	117	2,182
YRC Worldwide, Inc. (A)	431	4,020

		8,783

Total Industrials – 19.8%		64,133
Information Technology

Communications Equipment – 0.8%
Bookham, Inc. (A)	456	2,461

Data Processing & Outsourced Services – 1.5%
Wright Express Corp. (A)	59	4,903

Home Entertainment Software – 4.6%
Take-Two Interactive Software, Inc. (A)	395	14,872

IT Consulting & Other Services – 3.1%
Computer Sciences Corp.	114	3,903
Science Applications International Corp.	118	6,273

		10,176

Semiconductor Equipment – 1.5%
Teradyne, Inc.	223	4,823

Semiconductors – 2.8%
Cypress Semiconductor Corp.	527	4,567
Fairchild Semiconductor International, Inc. (A)	226	4,520

		9,087

Technology Distributors – 0.7%
Ingram Micro, Inc., Class A	62	2,230

Total Information Technology – 15.0%		48,552
Materials

Aluminum – 2.5%
Kaiser Aluminum Corp.	94	7,949

Commodity Chemicals – 2.5%
Axiall Corp.	374	8,168

Fertilizers & Agricultural Chemicals – 2.9%
Scotts Miracle-Gro Co. (The)	130	9,467

Gold – 1.7%
Kinross Gold Corp. (A)	1,624	5,523

Specialty Chemicals – 3.1%
Flotek Industries, Inc. (A)	488	3,579
H.B. Fuller Co.	17	713
PolyOne Corp.	186	5,639

		9,931

Total Materials – 12.7%		41,038
Utilities

Electric Utilities – 4.2%
Great Plains Energy, Inc.	376	12,120
Portland General Electric Co.	41	1,615

		13,735

Gas Utilities – 1.8%
Southwest Gas Corp.	89	5,866

Total Utilities – 6.0%		19,601

TOTAL COMMON STOCKS – 97.1%		$314,234
(Cost: $302,401)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 3.5%
Army & Air Force Exchange Service,
0.350%, 4–1–16	$3,356	3,356
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.400%, 4–29–16	8,000	7,998

		11,354

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.443%, 4–6–16 (C)	1,351	1,351

TOTAL SHORT-TERM SECURITIES – 3.9%		$12,705
(Cost: $12,705)

TOTAL INVESTMENT SECURITIES – 101.0%		$326,939
(Cost: $315,106)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(3,178)

NET ASSETS – 100.0%		$323,761

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at March 31, 2016.

(C) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$314,234	$—	$—
Short-Term Securities	—	12,705	—
Total	$314,234	$12,705	$—

During the period ended March 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guarenteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$315,106
Gross unrealized appreciation	23,869
Gross unrealized depreciation	(12,036)
Net unrealized appreciation	$11,833

SCHEDULE OF INVESTMENTS
Value (in thousands)	MARCH 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 5.3%
Comcast Corp., Class A	179	$10,958
Time Warner Cable, Inc. (A)	43	8,860

		19,818

Casinos & Gaming – 2.5%
Las Vegas Sands, Inc. (A)	177	9,122

Department Stores – 2.6%
Macy’s, Inc.	219	9,669

Housewares & Specialties – 1.9%
Newell Rubbermaid, Inc.	161	7,148

Total Consumer Discretionary – 12.3%		45,757
Consumer Staples

Agricultural Products – 2.5%
Ingredion, Inc.	88	9,398

Drug Retail – 2.6%
CVS Caremark Corp.	93	9,657

Tobacco – 2.0%
Philip Morris International, Inc.	75	7,309

Total Consumer Staples – 7.1%		26,364
Energy

Integrated Oil & Gas – 0.6%
Chevron Corp.	23	2,156

Oil & Gas Exploration & Production – 0.8%
Devon Energy Corp.	109	2,994

Oil & Gas Refining & Marketing – 3.1%
Marathon Petroleum Corp. (A)	261	9,685
NuStar Energy L.P.	45	1,810

		11,495

Oil & Gas Storage & Transportation – 1.6%
VTTI Energy Partners L.P.	315	5,822

Total Energy – 6.1%		22,467
Financials

Asset Management & Custody Banks – 2.9%
State Street Corp.	182	10,627

Consumer Finance – 4.1%
Capital One Financial Corp.	219	15,165

Life & Health Insurance – 3.9%
MetLife, Inc.	327	14,351

Mortgage REITs – 1.4%
American Capital Agency Corp.	275	5,118

Multi-Line Insurance – 4.0%
American International Group, Inc.	279	15,069

Other Diversified Financial Services – 9.3%
Citigroup, Inc. (A)	416	17,347
JPMorgan Chase & Co.	290	17,168

		34,515

Property & Casualty Insurance – 3.3%
Allstate Corp. (The)	183	12,295

Reinsurance – 2.7%
Reinsurance Group of America, Inc.(A)	105	10,106

Total Financials – 31.6%		117,246
Health Care

Biotechnology – 2.3%
Amgen, Inc. (A)	57	8,576

Health Care Facilities – 3.0%
HCA Holdings, Inc. (B)	144	11,208

Managed Health Care – 6.9%
Aetna, Inc.	79	8,898
Anthem, Inc.	35	4,892
Cigna Corp.	54	7,411
Humana, Inc.	23	4,208

		25,409

Pharmaceuticals – 3.0%
Teva Pharmaceutical Industries Ltd. ADR	209	11,184

Total Health Care – 15.2%		56,377
Information Technology

Semiconductor Equipment – 2.8%
Lam Research Corp.	126	10,408

Semiconductors – 1.6%
Micron Technology, Inc.(B)	579	6,062

Systems Software – 4.6%
Microsoft Corp.	309	17,088

Technology Hardware, Storage & Peripherals – 2.2%
Western Digital Corp.	170	8,031

Total Information Technology – 11.2%		41,589
Materials

Diversified Chemicals – 3.4%
Dow Chemical Co. (The)	244	12,415

Total Materials – 3.4%		12,415
Utilities

Electric Utilities – 5.6%
Duke Energy Corp.	153	12,320
Exelon Corp. (A)	240	8,602

		20,922

Total Utilities – 5.6%		20,922

TOTAL COMMON STOCKS – 92.5%		$343,137
(Cost: $350,117)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 6.6%
Army & Air Force Exchange Service, 0.350%, 4–1–16	$2,297	2,297
BorgWarner, Inc., 0.650%, 4–1–16	2,070	2,070
Ecolab, Inc., 0.700%, 4–7–16	5,000	5,000
Essilor International S.A., 0.400%, 5–2–16	5,000	4,998
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.400%, 4–29–16	10,000	9,997

		24,362

Master Note – 0.5%
Toyota Motor Credit Corp., 0.443%, 4–6–16 (D)	1,849	1,849

Municipal Obligations – 0.8%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.380%, 4–1–16 (D)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 7.9%		$29,211
(Cost: $29,211)

TOTAL INVESTMENT SECURITIES – 100.4%		$372,348
(Cost: $379,328)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,574)

NET ASSETS – 100.0%		$370,774

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $34,976 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B) No dividends were paid during the preceding 12 months.

(C) Rate shown is the yield to maturity at March 31, 2016.

(D) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Amgen, Inc.	N/A	Call	59	May 2016	$165.00	$10	$(4)
Exelon Corp.	N/A	Call	1,066	April 2016	31.00	42	(522)
	N/A	Call	1,066	July 2016	33.00	36	(368)
Hess Corp.	N/A	Put	254	April 2016	45.00	59	(3)
Las Vegas Sands, Inc.	N/A	Call	400	May 2016	48.00	211	(200)
	N/A	Call	803	May 2016	49.00	431	(337)
Reinsurance Group of America, Inc.	N/A	Call	95	April 2016	90.00	33	(59)
Time Warner Cable, Inc.	N/A	Call	433	April 2016	195.00	432	(496)
VTTI Energy Partners L.P.	N/A	Put	251	April 2016	20.00	80	(33)
						$1,334	$(2,022)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

● Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

● Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

● Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$343,137	$—	$—
Short-Term Securities	—	29,211	—
Total	$343,137	$29,211	$—
Liabilities
Written Options	$1,208	$814	$—

During the period ended March 31, 2016, securities totaling $24 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $27 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014. Transfers in and out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD- Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$379,328
Gross unrealized appreciation	26,685
Gross unrealized depreciation	(33,665)
Net unrealized depreciation	$(6,980)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 27, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 27, 2016